UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-06719

Sterling Capital Funds (Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor Raleigh, NC 27601-0575 (Address of principal executive offices) (Zip code)

James T. Gillespie, President Sterling Capital Funds 434 Fayetteville Street, 5th Floor Raleigh, NC 27601-0575 (Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.2%

	Consumer Discretionary — 5.8%
16,900	AMC Networks, Inc., Class A(a)	$ 1,383,265
375,000	Ford Motor Co.	5,628,750
13,379	Lear Corp.	1,501,927
65,475	Macy’s, Inc.	4,417,598
38,100	Starz, Class A(a)	1,703,832
21,200	Target Corp.	1,730,556
		16,365,928
	Consumer Staples — 5.9%
61,900	Altria Group, Inc.	3,027,529
12,000	Clorox Co. (The)	1,248,240
45,700	CVS Caremark Corp.	4,793,016
24,000	Herbalife, Ltd.(a)	1,322,160
49,271	Kroger Co. (The)	3,572,640
49,500	Pilgrim’s Pride Corp.	1,137,015
13,800	Spectrum Brands Holdings, Inc.	1,407,462
		16,508,062
	Energy — 13.2%
42,050	Atwood Oceanics, Inc.	1,111,802
27,700	Cameron International Corp.(a)	1,450,649
32,100	CVR Energy, Inc.	1,208,244
91,500	Exxon Mobil Corp.	7,612,800
68,800	Frank’s International NV	1,296,192
32,650	HollyFrontier Corp.	1,393,829
96,200	Marathon Petroleum Corp.	5,032,222
76,550	National Oilwell Varco, Inc.	3,695,834
41,850	PBF Energy, Inc., Class A	1,189,377
62,050	Phillips 66	4,998,748
17,600	Tesoro Corp.	1,485,616
86,475	Valero Energy Corp.	5,413,335
27,400	World Fuel Services Corp.	1,313,830
		37,202,478
	Financials — 27.6%
11,350	Capital One Financial Corp.	998,459
65,150	CBL & Associates Properties, Inc., REIT	1,055,430
32,700	Corrections Corp. of America, REIT	1,081,716
18,100	Digital Realty Trust, Inc., REIT	1,206,908
20,500	Endurance Specialty Holdings, Ltd.	1,346,850
33,350	Goldman Sachs Group, Inc. (The)	6,963,147
62,700	Health Care REIT, Inc.	4,115,001
26,150	Healthcare Trust of America, Inc., Class A, REIT	626,293
41,850	Hospitality Properties Trust, REIT	1,206,117
124,100	Huntington Bancshares, Inc.	1,403,571
140,200	JPMorgan Chase & Co.	9,499,952
62,700	MetLife, Inc.	3,510,573
153,700	Morgan Stanley	5,962,023
60,950	Navient Corp.	1,109,899
83,050	Old Republic International Corp.	1,298,071
55,936	Piedmont Office Realty Trust, Inc., Class A, REIT	983,914
62,116	PNC Financial Services Group, Inc. (The)	5,941,395
47,250	Progressive Corp. (The)	1,314,967
60,443	Prudential Financial, Inc.	5,289,971
57,900	Santander Consumer USA Holdings, Inc.(a)	1,480,503
117,900	SunTrust Banks, Inc.	5,072,058
74,250	Synchrony Financial(a)	2,445,053
34,075	Ventas, Inc., REIT	2,115,717

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
205,749	Wells Fargo & Co.	$11,571,324
		77,598,912
	Health Care — 14.2%
7,400	AbbVie, Inc.	497,206
44,157	Aetna, Inc.	5,628,251
8,750	Allergan PLC(a)	2,655,275
28,700	Amgen, Inc.	4,406,024
33,552	Anthem, Inc.	5,507,225
38,350	Gilead Sciences, Inc.	4,490,018
62,200	HCA Holdings, Inc.(a)	5,642,784
12,150	Mallinckrodt PLC(a)	1,430,298
291,350	Pfizer, Inc.	9,768,965
		40,026,046
	Industrials — 9.6%
17,000	Alaska Air Group, Inc.	1,095,310
28,800	Boeing Co. (The)	3,995,136
109,361	Delta Air Lines, Inc.	4,492,550
36,973	General Dynamics Corp.	5,238,704
9,650	Huntington Ingalls Industries, Inc.	1,086,493
31,483	Northrop Grumman Corp.	4,994,148
16,300	Regal Beloit Corp.	1,183,217
69,950	RR Donnelley & Sons Co.	1,219,229
24,200	Spirit AeroSystems Holdings, Inc., Class A(a)	1,333,662
28,000	Textron, Inc.	1,249,640
44,450	Vectrus, Inc.(a)	1,105,471
		26,993,560
	Information Technology — 9.7%
36,100	Apple, Inc.	4,527,843
32,150	Avago Technologies, Ltd.	4,273,700
55,900	Booz Allen Hamilton Holding Corp.	1,410,916
284,700	Cisco Systems, Inc.	7,817,862
19,050	Computer Sciences Corp.	1,250,442
19,500	CoreLogic, Inc.(a)	773,955
67,050	Corning, Inc.	1,322,897
22,700	Electronic Arts, Inc.(a)	1,509,550
70,950	Nuance Communications, Inc.(a)	1,242,335
40,400	ON Semiconductor Corp.(a)	472,276
27,150	Science Applications International Corp.	1,434,877
66,800	Western Union Co. (The)	1,358,044
		27,394,697
	Materials — 3.5%
90,800	International Paper Co.	4,321,172
41,200	LyondellBasell Industries NV, Class A	4,265,024
20,950	Rock-Tenn Co., Class A	1,261,190
		9,847,386
	Telecommunication Services — 3.0%
130,600	CenturyLink, Inc.	3,837,028
98,550	Verizon Communications, Inc.	4,593,416
		8,430,444
	Utilities — 4.7%
151,500	Exelon Corp.	4,760,130
99,850	PG&E Corp.	4,902,635

Continued

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Utilities — (continued)
118,150	PPL Corp.	$3,481,881

		13,144,646

	Total Common Stocks (Cost $246,499,461)	273,512,159

EXCHANGE TRADED FUND — 1.4%
37,996	iShares Russell 1000 Value ETF	3,919,287

	Total Exchange Traded Fund (Cost $3,881,784)	3,919,287

Shares		Fair Value
MONEY MARKET FUND — 1.5%

4,258,136	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(b)	$4,258,136

	Total Money Market Fund (Cost $4,258,136)	4,258,136

Total Investments — 100.1% (Cost $254,639,381)		281,689,582
Net Other Assets (Liabilities) — (0.1)%		(293,988)

NET ASSETS — 100.0%		$281,395,594

(a)	Represents non-income producing security.

(b)	Represents the current yield as of report date.

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.4%

	Consumer Discretionary — 17.9%
1,420,500	Ascena Retail Group, Inc.(a)	$ 23,658,427
856,250	Chico’s FAS, Inc.	14,239,437
1,013,400	Interpublic Group of Cos., Inc. (The)	19,528,218
206,250	Kohl’s Corp.	12,913,313
1,558,340	News Corp., Class B(a)	22,190,762
453,785	Omnicom Group, Inc.	31,533,520
265,319	Universal Technical Institute, Inc.	2,281,743
168,882	Viacom, Inc., Class B	10,916,532
		137,261,952
	Financials — 38.8%
773,600	American Capital, Ltd.(a)	10,482,280
1,877,975	Annaly Capital Management, Inc., REIT	17,258,590
317,500	Aspen Insurance Holdings, Ltd.	15,208,250
423,603	Assured Guaranty, Ltd.	10,162,236
1,044,200	E*TRADE Financial Corp.(a)	31,273,790
420,385	Endurance Specialty Holdings, Ltd.	27,619,295
106,230	Enstar Group, Ltd.(a)	16,460,339
1,531,572	Leucadia National Corp.	37,186,568
421,800	Lincoln National Corp.	24,978,996
46,572	Markel Corp.(a)	37,289,269
357,800	Ryman Hospitality Properties, Inc., REIT	19,002,758
242,100	T. Rowe Price Group, Inc.	18,818,433
663,100	Willis Group Holdings PLC	31,099,390
		296,840,194
	Health Care — 8.8%
143,604	Becton Dickinson & Co.	20,341,507
192,678	Laboratory Corp. of America Holdings(a)	23,356,427
212,722	Zimmer Biomet Holdings, Inc.	23,235,624
		66,933,558
	Industrials — 8.3%
194,050	AGCO Corp.	11,018,159
987,000	Civeo Corp.	3,030,090
771,200	Hertz Global Holdings, Inc.(a)	13,974,144
313,800	Jacobs Engineering Group, Inc.(a)	12,746,556
628,200	Tetra Tech, Inc.	16,107,048
658,700	Uti Worldwide, Inc.(a)	6,580,413
		63,456,410

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — 18.7%
1,337,200	DHI Group, Inc.(a)	$ 11,887,708
98,282	DST Systems, Inc.	12,381,566
277,100	Fidelity National Information Services, Inc.	17,124,780
109,130	Global Payments, Inc.	11,289,499
666,913	II-VI, Inc.(a)	12,658,009
961,000	Knowles Corp.(a)	17,394,100
87,425	MicroStrategy, Inc., Class A(a)	14,869,244
453,700	NCR Corp.(a)	13,656,370
203,750	NeuStar, Inc., Class A(a)	5,951,537
497,900	Symantec Corp.	11,576,175
702,200	Western Union Co. (The)	14,275,726
		143,064,714
	Materials — 2.9%
573,600	Chemtura Corp.(a)	16,238,616
353,700	Rayonier Advanced Materials, Inc.	5,751,162
		21,989,778
	Total Common Stocks (Cost $597,417,123)	729,546,606

MONEY MARKET FUND — 4.7%
35,764,682	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(b)	35,764,682
	Total Money Market Fund (Cost $35,764,682)	35,764,682
Total Investments — 100.1% (Cost $633,181,805)		765,311,288
Net Other Assets (Liabilities) — (0.1)%		(466,417)
NET ASSETS — 100.0%		$764,844,871

(a)	Represents non-income producing security.

(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.8%

	Consumer Discretionary — 10.9%
47,533	1-800-Flowers.com, Inc., Class A(a)	$497,195
18,802	American Axle & Manufacturing Holdings, Inc.(a)	393,150
57,011	American Eagle Outfitters, Inc.	981,729
9,675	Big Lots, Inc.	435,278
34,960	Boyd Gaming Corp.(a)	522,652
31,258	Build-A-Bear Workshop, Inc.(a)	499,815
22,207	Cablevision Systems Corp., Class A	531,636
62,685	Callaway Golf Co.	560,404
10,925	Children’s Place, Inc. (The)	714,604
22,020	Citi Trends, Inc.(a)	532,884
24,905	Cooper Tire & Rubber Co.	842,536
19,792	Culp, Inc.	613,552
42,262	Intrawest Resorts Holdings, Inc.(a)	491,084
36,155	Isle of Capri Casinos, Inc.(a)	656,213
10,500	Kirkland’s, Inc.	292,635
5,987	Lear Corp.	672,101
11,564	Marriott Vacations Worldwide Corp.	1,060,997
27,617	Monarch Casino & Resort, Inc.(a)	567,806
6,368	Outerwall, Inc.	484,668
19,803	Overstock.com, Inc.(a)	446,360
21,364	Perry Ellis International, Inc.(a)	507,822
29,279	PetMed Express, Inc.	505,648
32,772	Ruth’s Hospitality Group, Inc.	528,285
19,423	Shoe Carnival, Inc.	560,548
23,530	Speedway Motorsports, Inc.	532,955
25,932	Stage Stores, Inc.	454,588

		14,887,145

	Consumer Staples — 2.3%
51,864	Central Garden & Pet Co., Class A(a)	591,768
34,090	Dean Foods Co.	551,235
16,268	Ingles Markets, Inc., Class A	777,122
835	Ingredion, Inc.	66,641
5,322	Sanderson Farms, Inc.	400,002
20,689	SpartanNash Co.	673,220

		3,059,988

	Energy — 3.5%
21,745	Alon USA Energy, Inc.	410,982
25,830	Atwood Oceanics, Inc.	682,945
32,591	Cloud Peak Energy, Inc.(a)	151,874
12,659	CVR Energy, Inc.	476,485
24,630	Frank’s International NV	464,029
24,579	Green Plains, Inc.	677,151
7,837	Pacific Ethanol, Inc.(a)	80,878
34,010	Pioneer Energy Services Corp.(a)	215,623
45,513	Renewable Energy Group, Inc.(a)	526,130
10,171	REX American Resources Corp.(a)	647,282
10,190	Western Refining, Inc.	444,488

		4,777,867

	Financials — 40.1%
13,974	1st Source Corp.	476,793
27,431	AG Mortgage Investment Trust, Inc., REIT	474,008
12,771	Allied World Assurance Co. Holdings AG	551,963
35,372	Altisource Residential Corp., REIT	596,018
27,525	Ambac Financial Group, Inc.(a)	458,016
33,717	American Capital Mortgage Investment Corp., REIT	539,135
31,973	American Equity Investment Life Holding Co.	862,632

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
7,420	American Financial Group, Inc.	$ 482,597
13,976	AMERISAFE, Inc.	657,711
11,732	AmTrust Financial Services, Inc.	768,563
109,891	Anworth Mortgage Asset Corp., REIT	541,763
34,583	Apollo Commercial Real Estate Finance, Inc., REIT	568,199
32,245	Apollo Residential Mortgage, Inc., REIT	473,679
45,243	Ares Commercial Real Estate Corp., REIT	515,318
14,785	Argo Group International Holdings, Ltd.	823,526
26,532	Arlington Asset Investment Corp., Class A	518,966
10,689	Aspen Insurance Holdings, Ltd.	512,003
7,209	Assurant, Inc.	483,003
17,011	Assured Guaranty, Ltd.	408,094
9,078	Axis Capital Holdings, Ltd.	484,493
44,473	Banc of California, Inc.	611,504
18,497	Banco Latinoamericano de Comercio Exterior SA	595,233
21,271	Berkshire Hills Bancorp, Inc.	605,798
50,242	Capstead Mortgage Corp., REIT	557,686
22,339	Cash America International, Inc.	585,058
23,921	Chatham Lodging Trust, REIT	633,189
33,220	Chimera Investment Corp., REIT	455,446
57,193	CNO Financial Group, Inc.	1,049,492
95,669	Cowen Group, Inc., Class A(a)	612,282
28,296	Customers Bancorp, Inc.(a)	760,879
74,072	CYS Investments, Inc., REIT	572,577
34,837	Dime Community Bancshares, Inc.	590,139
61,602	Dynex Capital, Inc., REIT	469,407
23,036	Employers Holdings, Inc.	524,760
8,999	Endurance Specialty Holdings, Ltd.	591,234
25,597	Enterprise Financial Services Corp.	582,844
10,306	FBL Financial Group, Inc., Class A	594,862
18,490	Federated National Holding Co.	447,458
35,006	Fidelity Southern Corp.	610,505
96,277	First BanCorp(a)	464,055
25,603	First Merchants Corp.	632,394
16,034	First NBC Bank Holding Co.(a)	577,224
46,816	FirstMerit Corp.	975,177
28,030	Flushing Financial Corp.	588,910
49,961	GAIN Capital Holdings, Inc.	477,627
28,585	Gramercy Property Trust, Inc., REIT	668,031
19,839	Greenlight Capital Re, Ltd., Class A(a)	578,704
6,632	Hanover Insurance Group, Inc. (The)	490,967
15,551	Heartland Financial USA, Inc.	578,808
22,926	Heritage Insurance Holdings, Inc.(a)	527,069
29,002	HomeStreet, Inc.(a)	661,826
20,865	Horace Mann Educators Corp.	759,069
25,106	Investment Technology Group, Inc.	622,629
44,553	KCG Holdings, Inc., Class A(a)	549,338
41,351	Maiden Holdings, Ltd.	652,519
23,544	Meta Financial Group, Inc.	1,010,508
64,280	MFA Financial, Inc., REIT	475,029
17,047	Montpelier Re Holdings, Ltd.	673,357
21,102	National General Holdings Corp.	439,555
8,807	Navigators Group, Inc. (The)(a)	683,071
15,102	Nelnet, Inc., Class A	654,068
53,379	New Residential Investment Corp., REIT	813,496
75,832	New York Mortgage Trust, Inc., REIT	567,223
37,159	Oritani Financial Corp.	596,402
34,062	PennyMac Mortgage Investment Trust, REIT	593,701
10,585	Piper Jaffray Cos.(a)	461,929

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
7,550	Post Properties, Inc., REIT	$410,494
49,251	Radian Group, Inc.	923,949
7,615	Regional Management Corp.(a)	136,004
5,618	Reinsurance Group of America, Inc.	532,980
4,441	RenaissanceRe Holdings, Ltd.	450,806
120,959	Resource Capital Corp., REIT	468,111
30,358	Select Income REIT	626,589
24,968	Selective Insurance Group, Inc.	700,352
15,696	Springleaf Holdings, Inc.(a)	720,603
7,977	StanCorp Financial Group, Inc.	603,141
19,720	Starwood Property Trust, Inc., REIT	425,360
37,748	Symetra Financial Corp.	912,369
23,327	Territorial Bancorp, Inc.(a)	565,913
26,762	Trustmark Corp.	668,515
48,861	Two Harbors Investment Corp., REIT	475,906
18,898	United Fire Group, Inc.	619,098
29,855	United Insurance Holdings Corp.	463,947
38,701	Universal Insurance Holdings, Inc.	936,564
10,768	Validus Holdings, Ltd.	473,684
29,638	Walker & Dunlop, Inc.(a)	792,520
18,659	Washington Federal, Inc.	435,688
38,354	Western Asset Mortgage Capital Corp., REIT	566,489
15,186	Wintrust Financial Corp.	810,629
8,269	World Acceptance Corp.(a)	508,626
9,354	WR Berkley Corp.	485,753
20,265	WSFS Financial Corp.	554,248

		54,687,857

	Health Care — 4.4%
12,696	Amsurg Corp.(a)	888,085
5,066	Cambrex Corp.(a)	222,600
12,152	Centene Corp.(a)	977,021
9,336	Community Health Systems, Inc.(a)	587,888
9,053	Health Net, Inc.(a)	580,478
7,290	LifePoint Health, Inc.(a)	633,866
8,970	Molina Healthcare, Inc.(a)	630,591
64,414	PDL BioPharma, Inc.	414,182
29,437	Quality Systems, Inc.	487,771
21,706	Triple-S Management Corp., Class B(a)	556,976

		5,979,458

	Industrials — 13.6%
35,330	ACCO Brands Corp.(a)	274,514
54,466	Air Transport Services Group, Inc.(a)	571,348
13,940	Alaska Air Group, Inc.	898,154
7,393	American Woodmark Corp.(a)	405,506
21,857	ArcBest Corp.	695,053
15,145	Argan, Inc.	610,798
13,059	Atlas Air Worldwide Holdings, Inc.(a)	717,723
6,330	Barrett Business Services, Inc.	229,906
157,244	CiveoCorp.	482,739
21,512	Comfort Systems USA, Inc.	493,700
18,785	Continental Building Products, Inc.(a)	398,054
18,906	CRA International, Inc.(a)	526,910
24,983	Douglas Dynamics, Inc.	536,635
30,834	Ennis, Inc.	573,204
24,970	General Cable Corp.	492,658
27,318	Global Brass & Copper Holdings, Inc.	464,679
37,224	Hawaiian Holdings, Inc.(a)	884,070
22,852	Heidrick & Struggles International, Inc.	595,980
4,220	Huntington Ingalls Industries, Inc.	475,130

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials — (continued)
8,538	Insperity, Inc.	$434,584
49,210	JetBlue Airways Corp.(a)	1,021,600
11,622	Kadant, Inc.	548,558
11,778	Kaman Corp.	493,969
18,498	Lydall, Inc.(a)	546,801
22,930	Matson, Inc.	963,977
19,413	MYR Group, Inc.(a)	601,026
11,778	Owens Corning	485,843
24,684	Quad/Graphics, Inc.	456,901
23,586	RR Donnelley & Sons Co.	411,104
41,533	SkyWest, Inc.	624,656
16,395	TrueBlue, Inc.(a)	490,211
45,611	Wabash National Corp.(a)	571,962
17,774	West Corp.	534,997

		18,512,950

	Information Technology — 11.5%
42,231	Brocade Communications Systems, Inc.	501,704
9,824	Cabot Microelectronics Corp.(a)	462,809
9,086	CACI International, Inc., Class A(a)	734,967
14,637	Cirrus Logic, Inc.(a)	498,097
41,050	Cohu, Inc.	543,092
15,141	CSG Systems International, Inc.	479,364
16,045	DTS, Inc.(a)	489,212
66,903	EarthLink Holdings Corp.	501,103
8,834	EchoStar Corp., Class A(a)	430,039
46,563	Fairchild Semiconductor International, Inc.(a)	809,265
9,224	First Solar, Inc.(a)	433,344
33,566	II-VI, Inc.(a)	637,083
8,551	InterDigital, Inc.	486,466
3,160	Jabil Circuit, Inc.	67,276
10,605	Lexmark International, Inc., Class A	468,741
86,693	Monster Worldwide, Inc.(a)	566,972
22,198	NeuStar, Inc., Class A(a)	648,404
26,464	Newport Corp.(a)	501,757
10,752	OmniVision Technologies, Inc.(a)	281,649
37,593	ON Semiconductor Corp.(a)	439,462
34,404	Pericom Semiconductor Corp.	452,413
55,811	Photronics, Inc.(a)	530,763
54,548	Polycom, Inc.(a)	624,029
39,105	Sanmina Corp.(a)	788,357
10,958	Science Applications International Corp.	579,130
28,377	Sykes Enterprises, Inc.(a)	688,142
23,082	Teradyne, Inc.	445,252
15,563	Tessera Technologies, Inc.	591,083
60,982	TTM Technologies, Inc.(a)	609,210
29,690	Vishay Intertechnology, Inc.	346,779

		15,635,964

	Materials — 3.9%
7,784	Avery Dennison Corp.	474,357
19,763	Berry Plastics Group, Inc.(a)	640,321
11,029	Domtar Corp.	456,601
24,559	Graphic Packaging Holding Co.	342,107
8,934	Kaiser Aluminum Corp.	742,237
41,149	Resolute Forest Products, Inc.(a)	462,926
13,924	Schweitzer-Mauduit International, Inc.	555,289
37,081	SunCoke Energy, Inc.	482,053
39,677	Trecora Resources(a)	599,123
14,214	U.S. Concrete, Inc.(a)	538,568

		5,293,582

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Telecommunication Services — 1.2%
26,452	IDT Corp., Class B	$478,252
29,272	Inteliquent, Inc.	538,605
66,735	Iridium Communications, Inc.(a)	606,621

		1,623,478

	Utilities — 5.4%
17,365	ALLETE, Inc.	805,562
25,167	Avista Corp.	771,369
8,673	El Paso Electric Co.	300,606
27,597	Empire District Electric Co., (The)	601,615
16,059	Great Plains Energy, Inc.	387,985
16,224	IDACORP, Inc.	910,815
18,951	ONE Gas, Inc.	806,555
8,445	Pinnacle West Capital Corp.	480,436
25,209	Portland General Electric Co.	835,930
16,680	SJW Corp.	511,909
4,180	South Jersey Industries, Inc.	103,371
26,979	TECO Energy, Inc.	476,449
11,524	Westar Energy, Inc.	394,351

		7,386,953

	Total Common Stocks (Cost $119,977,132)	131,845,242

Shares		Fair Value
EXCHANGE TRADED FUND — 1.5%

19,888	iShares Russell 2000 Value ETF	$2,027,780

	Total Exchange Traded Fund (Cost $2,063,063)	2,027,780

MONEY MARKET FUND — 1.2%
1,678,399	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(b)	1,678,399

	Total Money Market Fund (Cost $1,678,399)	1,678,399

Total Investments — 99.5% (Cost $123,718,594)		135,551,421
Net Other Assets (Liabilities) — 0.5%		723,524

NET ASSETS — 100.0%		$136,274,945

(a)	Represents non-income producing security.

(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 95.3%

	Consumer Discretionary — 19.3%
723,000	Comcast Corp., Class A	$ 43,481,220
399,000	DIRECTV(a)	37,023,210
1,149,000	Discovery Communications, Inc., Class C(a)	35,710,920
2,007,000	Ford Motor Co.	30,125,070
354,400	Lennar Corp., Class A(b)	18,088,576
730,000	PulteGroup, Inc.	14,709,500
		179,138,496
	Consumer Staples — 5.6%
555,000	Mondelez International, Inc., Class A	22,832,700
213,000	Tyson Foods, Inc., Class A	9,080,190
508,000	Whole Foods Market, Inc.	20,035,520
		51,948,410
	Energy — 0.1%
10,000	EOG Resources, Inc.	875,500
	Financials — 11.7%
618,156	American Campus Communities, Inc., REIT	23,298,300
471,000	Capital One Financial Corp.	41,433,870
316,000	CBRE Group, Inc., Class A(a)	11,692,000
595,920	Ryman Hospitality Properties, Inc., REIT	31,649,311
		108,073,481
	Health Care — 15.8%
519,000	HCA Holdings, Inc.(a)(b)	47,083,680
407,000	MEDNAX, Inc.(a)	30,162,770
947,000	Myriad Genetics, Inc.(a)	32,188,530
303,000	UnitedHealth Group, Inc.	36,966,000
		146,400,980
	Industrials — 14.3%
474,000	Expeditors International of Washington, Inc.	21,853,770
316,200	J.B. Hunt Transport Services, Inc.(b)	25,956,858
857,000	Nielsen NV	38,367,890
632,000	Verisk Analytics, Inc.(a)	45,984,320
		132,162,838

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — 28.5%
1,653,000	Activision Blizzard, Inc.	$ 40,019,130
480,000	Akamai Technologies, Inc.(a)(b)	33,513,600
275,000	Autodesk, Inc.(a)	13,770,625
558,000	Check Point Software Technologies, Ltd.(a)	44,388,900
1,339,000	Cisco Systems, Inc.	36,768,940
73,000	Google, Inc., Class C(a)	37,997,230
334,000	Intuit, Inc.	33,657,180
774,300	NCR Corp.(a)	23,306,430
		263,422,035
	Total Common Stocks (Cost $621,482,166)	882,021,740

MONEY MARKET FUND — 6.7%
62,437,570	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	62,437,570
	Total Money Market Fund (Cost $62,437,570)	62,437,570
Total Investments — 102.0% (Cost $683,919,736)		944,459,310
Net Other Assets (Liabilities) — (2.0)%		(18,900,763)

NET ASSETS — 100.0%		$925,558,547

(a)	Represents non-income producing security.

(b)	All or a portion of security was held as collateral for written call options.

(c)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.7%

	Consumer Discretionary — 14.1%
1,023,200	Dunkin’ Brands Group, Inc.(a)	$ 56,276,000
513,000	McDonald’s Corp.	48,770,910
681,000	Omnicom Group, Inc.	47,322,690
1,154,000	Pearson PLC, ADR	21,879,840
395,000	Time Warner Cable, Inc.(a)	70,377,150
		244,626,590
	Consumer Staples — 11.6%
617,000	General Mills, Inc.	34,379,240
602,000	PepsiCo, Inc.	56,190,680
505,000	Philip Morris International, Inc.	40,485,850
1,637,000	Unilever PLC, ADR	70,325,520
		201,381,290
	Energy — 11.3%
1,860,003	Kinder Morgan, Inc.	71,405,503
781,800	Occidental Petroleum Corp.	60,800,586
1,984,000	Spectra Energy Corp.	64,678,400
		196,884,489
	Financials — 10.9%
415,000	Discover Financial Services	23,912,300
1,129,000	Host Hotels & Resorts, Inc., REIT	22,388,070
1,874,500	KKR & Co. LP	42,832,325
727,000	MetLife, Inc.	40,704,730
1,075,000	Wells Fargo & Co.	60,458,000
		190,295,425
	Health Care — 18.7%
1,339,000	Abbott Laboratories	65,718,120
767,999	AbbVie, Inc.	51,601,853
401,200	Anthem, Inc.(a)	65,852,968
413,000	Johnson & Johnson	40,250,980
636,000	Novartis AG, ADR	62,544,240
1,201,000	Pfizer, Inc.	40,269,530
		326,237,691
	Industrials — 6.4%
2,086,500	General Electric Co.	55,438,305
28,000	Honeywell International, Inc.	2,855,160

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials — (continued)
542,900	United Parcel Service, Inc., Class B	$52,612,439

		110,905,904

	Information Technology — 20.3%
815,000	Accenture PLC, Class A	78,875,700
409,000	International Business Machines Corp.	66,527,940
1,897,000	Maxim Integrated Products, Inc.(a)	65,588,775
1,145,030	Microsoft Corp.	50,553,075
1,135,000	QUALCOMM, Inc.	71,085,050
451,000	Seagate Technology PLC	21,422,500

		354,053,040

	Materials — 2.0%
599,500	Scotts Miracle-Gro Co. (The), Class A	35,496,395

	Telecommunication Services — 4.4%
1,639,000	Verizon Communications, Inc.	76,393,790

	Total Common Stocks (Cost $1,363,664,580)	1,736,274,614

MONEY MARKET FUND — 0.8%
12,914,214	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(b)	12,914,214

	Total Money Market Fund (Cost $12,914,214)	12,914,214

Total Investments — 100.5% (Cost $1,376,578,794)		1,749,188,828
Net Other Assets (Liabilities) — (0.5)%		(8,337,212)

NET ASSETS — 100.0%		$1,740,851,616

(a)	All or a portion of security was held as collateral for written call options.

(b)	Represents the current yield as of report date.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 85.9%

	Consumer Discretionary — 2.4%
125,000	Global Eagle Entertainment, Inc.(a)(b)	$ 1,627,500
13,611	Service Corp. International(b)	400,572
80,000	Sizmek, Inc.(a)	568,000
7,168	Stonemor Partners LP(b)	216,115
		2,812,187
	Energy — 17.3%
8,950	Anadarko Petroleum Corp.	698,637
15,300	Apache Corp.(b)	881,739
12,000	ARC Resources, Ltd.	204,960
2,500	ARC Resources, Ltd.	42,834
10,000	Baytex Energy Corp.	155,564
6,600	Baytex Energy Corp.	102,828
36,500	Black Stone Minerals LP(a)	628,530
21,000	Bonterra Energy Corp.(b)	534,167
3,000	Calumet Specialty Products Partners LP	76,380
15,900	Canadian Natural Resources, Ltd.	431,844
2,300	Canadian Oil Sands, Ltd.	18,599
24,900	Cenovus Energy, Inc.(b)	398,649
2,700	Cimarex Energy Co.(b)	297,837
2,400	Concho Resources, Inc.(a)(b)	273,264
17,150	ConocoPhillips(b)	1,053,182
10,300	Continental Resources, Inc.(a)(b)	436,617
16,400	Crescent Point Energy Corp.	335,872
18,650	Cross Timbers Royalty Trust	305,114
23,200	Denbury Resources, Inc.(b)	147,552
17,800	Devon Energy Corp.(b)	1,058,922
53,090	Dorchester Minerals LP(b)	1,135,595
35,101	Enduro Royalty Trust	147,073
14,550	EOG Resources, Inc.(b)	1,273,853
63,000	Freehold Royalties, Ltd.	814,590
6,300	Freehold Royalties, Ltd.	81,411
5,500	Genesis Energy LP	241,395
7,000	Laredo Petroleum, Inc.(a)	88,060
3,850	Magellan Midstream Partners LP	282,513
29,200	Marathon Oil Corp.(b)	774,968
18,430	Noble Energy, Inc.(b)	786,592
54,000	Northern Oil & Gas, Inc.(a)(b)	365,580
9,100	Occidental Petroleum Corp.	707,707
58,280	Pacific Coast Oil Trust(b)	234,286
7,500	PDC Energy, Inc.(a)(b)	402,300
25,063	Permian Basin Royalty Trust(b)	202,008
1,100	Peyto Exploration & Development Corp.	26,888
5,900	Pioneer Natural Resources Co.	818,271
18,200	Plains GP Holdings LP, Class A(b)	470,288
3,000	Royal Dutch Shell PLC, Class B, ADR	172,050
14,762	Sabine Royalty Trust(b)	557,266
5,400	Shell Midstream Partners LP	246,510
18,500	Suncor Energy, Inc.(b)	509,120
3,500	Vermilion Energy, Inc.	151,165
5,588	Western Gas Equity Partners LP(b)	335,280
32,712	Whiting Petroleum Corp.(a)(b)	1,099,123
		20,006,983
	Financials — 22.0%
79,671	Ambac Financial Group, Inc.(a)(b)	1,325,725
9,900	Ares Management LP	183,150
47,770	Banc of California, Inc.	656,838
36,099	Bank of America Corp.	614,405
57,725	BBX Capital Corp., Class A(a)(b)	937,454
17,200	Blackstone Group LP (The)	702,964

Shares		Fair Value
COMMON STOCKS — (continued)

	Financials — (continued)
52,460	Boston Private Financial Holdings, Inc.(b)	$ 703,489
27,538	Bridge Bancorp, Inc.(b)	734,989
49,600	Carlyle Group LP (The)(b)	1,396,240
24,300	Citigroup, Inc.(b)	1,342,332
39,200	Colony Capital, Inc., REIT	887,880
153,747	CorEnergy Infrastructure Trust, Inc., REIT	971,681
27,400	Federated Investors, Inc., Class B	917,626
21,555	Fifth Street Asset Management, Inc.	221,585
8,800	First NBC Bank Holding Co.(a)	316,800
99	Global Net Lease, Inc., REIT	875
61,000	KKR & Co. LP(b)	1,393,850
3,900	Medley Management, Inc., Class A	46,176
25,500	Morgan Stanley(b)	989,145
77,146	NMI Holdings, Inc., Class A(a)	618,711
35,000	OM Asset Management PLC	622,650
37,900	Oppenheimer Holdings, Inc., Class A(b)	996,012
28,100	Peapack Gladstone Financial Corp.	624,382
23,300	Popular, Inc.(a)(b)	672,438
13,700	Primerica, Inc.	625,953
9,300	Prudential Financial, Inc.	813,936
42,000	Radian Group, Inc.	787,920
15,600	Raymond James Financial, Inc.(b)	929,448
26,630	Sabra Health Care REIT, Inc.	685,456
1,699	ServisFirst Bancshares, Inc.	63,831
29,200	SunTrust Banks, Inc.(b)	1,256,184
7,500	Virtus Investment Partners, Inc.(b)	991,875
29,300	Voya Financial, Inc.(b)	1,361,571
		25,393,571
	Health Care — 22.9%
6,830	Abbott Laboratories	335,216
1,000	AbbVie, Inc.	67,190
5,744	ABIOMED, Inc.(a)(b)	377,553
2,036	Adeptus Health, Inc., Class A(a)	193,400
3,329	Aetna, Inc.(b)	424,314
14,469	Agenus, Inc.(a)	124,867
1,000	Allergan PLC(a)(b)	303,460
43,945	Amedica Corp.(a)(b)	25,137
13,664	Amicus Therapeutics, Inc.(a)	193,346
4,379	Amsurg Corp.(a)(b)	306,311
5,797	Aquinox Pharmaceuticals, Inc.(a)(b)	40,231
7,560	Ascendis Pharma A/S, ADR(a)(b)	132,905
20,000	Axovant Sciences, Ltd.(a)	407,600
31,372	Boston Scientific Corp.(a)(b)	555,284
14,641	Capital Senior Living Corp.(a)(b)	358,705
5,945	Cardinal Health, Inc.(b)	497,299
6,018	Celgene Corp.(a)	696,493
13,768	Cempra, Inc.(a)(b)	473,068
3,423	Coherus Biosciences, Inc.(a)	98,925
7,077	Community Health Systems, Inc.(a)	445,639
6,100	Dicerna Pharmaceuticals, Inc.(a)	85,095
4,741	Edwards Lifesciences Corp.(a)	675,261
5,000	Endo International PLC(a)(b)	398,250
45,646	Endocyte, Inc.(a)(b)	236,903
20,262	Envision Healthcare Holdings, Inc.(a)	799,944
8,814	ExamWorks Group, Inc.(a)(b)	344,627
40,720	Fate Therapeutics, Inc.(a)(b)	263,458
17,660	Fluidigm Corp.(a)(b)	427,372
2,930	Gilead Sciences, Inc.	343,044
17,482	Globus Medical, Inc., Class A(a)(b)	448,763
14,781	HCA Holdings, Inc.(a)(b)	1,340,932

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Health Care — (continued)
11,468	HealthSouth Corp.(b)	$ 528,216
7,035	Hill-Rom Holdings, Inc.(b)	382,212
4,088	Humana, Inc.	781,953
6,000	ICON PLC(a)	403,800
23,583	Intersect ENT, Inc.(a)(b)	675,181
41,488	Kindred Healthcare, Inc.(b)	841,792
7,639	Laboratory Corp. of America Holdings(a)	926,000
25,989	LDR Holding Corp.(a)(b)	1,124,024
2,507	McKesson Corp.(b)	563,599
6,000	Medtronic PLC(b)	444,600
66,017	Neovasc, Inc.(a)(b)	451,556
8,114	Nevro Corp.(a)	436,127
9,363	NuVasive, Inc.(a)(b)	443,619
19,446	Otonomy, Inc.(a)(b)	447,064
13,520	PharMerica Corp.(a)	450,216
12,530	Portola Pharmaceuticals, Inc.(a)	570,742
6,380	ProQR Therapeutics NV(a)	106,355
4,661	Radius Health, Inc.(a)	315,550
13,838	Relypsa, Inc.(a)(b)	457,899
25,165	Ritter Pharmaceuticals, Inc.(a)	111,984
8,091	Sarepta Therapeutics, Inc.(a)	246,209
2,523	Spark Therapeutics, Inc.(a)(b)	152,061
11,787	Surgical Care Affiliates, Inc.(a)(b)	452,385
15,212	Team Health Holdings, Inc.(a)	993,800
193	Teladoc, Inc.(a)	3,667
14,685	Tenet Healthcare Corp.(a)(b)	849,968
5,074	Thermo Fisher Scientific, Inc.	658,402
2,314	Valeant Pharmaceuticals International, Inc.(a)(b)	514,055
9,349	VCA, Inc.(a)(b)	508,632
2,535	WellCare Health Plans, Inc.(a)	215,044
		26,477,304
	Information Technology — 18.7%
13,000	Adobe Systems, Inc.(a)(b)	1,053,130
9,500	Apple, Inc.	1,191,537
12,500	Autodesk, Inc.(a)	625,938
28,200	Callidus Software, Inc.(a)	439,356
35,500	Cisco Systems, Inc.(b)	974,830
23,000	Constant Contact, Inc.(a)	661,480
5,000	eBay, Inc.(a)	301,200
25,000	EnerNOC, Inc.(a)	242,500
403,602	Extreme Networks, Inc.(a)	1,085,689
528,284	ID Systems, Inc.(a)(b)	3,222,532
22,728	Interactive Intelligence Group, Inc.(a)	1,010,714
5,000	International Business Machines Corp.	813,300
56,020	Intralinks Holdings, Inc.(a)	667,198
15,800	Lexmark International, Inc., Class A	698,360
67,064	LivePerson, Inc.(a)	657,898
32,182	Microsoft Corp.	1,420,835
15,000	Model N, Inc.(a)	178,650
173,925	Numerex Corp., Class A(a)	1,485,319
20,000	Oracle Corp.(b)	806,000
30,000	PROS Holdings, Inc.(a)	633,300
100,000	Redknee Solutions, Inc.(a)	379,504
51,800	Seachange International, Inc.(a)	363,118
90,000	ServiceSource International, Inc.(a)(b)	492,300
40,000	Yahoo!, Inc.(a)	1,571,600
106,905	YuMe, Inc.(a)	579,425
		21,555,713

Shares		Fair Value
COMMON STOCKS — (continued)

	Materials — 0.0%
1,000	Mesabi Trust(b)	$ 13,600
	Telecommunication Services — 2.6%
160,709	Boingo Wireless, Inc.(a)	1,327,456
122,521	inContact, Inc.(a)	1,209,282
106,300	Vonage Holdings Corp.(a)	521,933
		3,058,671
	Total Common Stocks (Cost $101,315,840)	99,318,029

INVESTMENT COMPANY FUND — 0.1%
6,300	ClearBridge Energy MLP Total Return Fund, Inc.	115,164
	Total Investment Company Fund (Cost $118,203)	115,164

PREFERRED STOCKS — 1.0%

	Financials — 1.0%
216,572	Fannie Mae, Series R, 7.625%(b)	760,168
3,494	Freddie Mac, 8.375%	13,103
13,100	Oxford Lane Capital Corp., 7.500%	314,924
	Total Preferred Stocks (Cost $1,929,547)	1,088,195

Contracts
PUT OPTIONS PURCHASED — 0.1%

	Health Care — 0.1%
123	Air Methods Corp., Expires 01/15/16, Strike Price $45	35,055
230	Immunomedics, Inc., Expires 08/21/15, Strike Price $5	14,950
250	SPDR S&P Biotech ETF, Expires 07/17/15, Strike Price $230	42,500
	Total Put Options Purchased (Cost $228,926)	92,505

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Shares	Fair Value

WARRANTS — 2.8%

	Financials — 2.8%
7,106	Ambac Financial Group, Inc., (Issued/exercisable 05/01/13, 1 Share for 1 Warrant, Expires 04/30/23, Strike Price $16.67)(b)	$ 54,006
339,150	Bank of America Corp., (Issued/exercisable 01/09/09, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $30.79)(b)	172,967
27,000	Capital One Financial Corp., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.13)(b)	1,242,270
21,667	Comerica, Inc., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $29.40)(b)	479,274
215,600	Zions Bancorporation, (Issued/exercisable 05/20/10, 1 Share for 1 Warrant, Expires 05/22/20, Strike Price $36.40)(b)	1,164,240
51,409	Zions Bancorporation, (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $36.27)(b)	163,995

	Total Warrants (Cost $2,991,789)	3,276,752

Principal Amount
CORPORATE BONDS — 1.5%

	Information Technology — 1.5%
$2,000,000	ServiceSource International, Inc., 1.500%, 8/1/18	1,703,750
	Total Corporate Bonds (Cost $1,618,355)	1,703,750

Total Long-Term Investments — 91.4% (Cost $108,202,660)		105,594,395

Shares
MONEY MARKET FUND — 6.3%
7,258,494	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	7,258,494

	Total Money Market Fund (Cost $7,258,494)	7,258,494

Total Investments Before Investments Sold Short — 97.7% (Cost $115,461,154)		112,852,889

Shares	Fair Value

INVESTMENTS SOLD SHORT — (24.7)%

	Consumer Staples — (0.1)%
(1,010)	Walgreens Boots Alliance, Inc.	$(85,284)

	Energy — (2.9)%
(10,000)	Callon Petroleum Co.(a)	(83,200)
(10,000)	Exxon Mobil Corp.	(832,000)
(24,500)	Helmerich & Payne, Inc.	(1,725,290)
(3,000)	PrairieSky Royalty, Ltd.(d)	(75,559)
(21,000)	Unit Corp.(a)	(569,520)
(3,400)	Vanguard Natural Resources, LLC	(50,762)

		(3,336,331)

	Exchange Traded Funds — (1.4)%
(22,556)	Direxion Daily Financial Bull 3X Shares(a)	(706,003)
(12,000)	Energy Select Sector SPDR Fund	(901,920)

		(1,607,923)

	Financials — (9.0)%
(31,000)	American Homes 4 Rent, Class A, REIT	(497,240)
(26,700)	American Residential Properties, Inc., REIT	(493,950)
(35,500)	Astoria Financial Corp.	(489,545)
(41,800)	Capitol Federal Financial, Inc.	(503,272)
(11,100)	Commerce Bancshares, Inc.	(519,147)
(29,200)	Dime Community Bancshares, Inc.	(494,648)
(3,900)	Federal Realty Investment Trust, REIT	(499,551)
(11,400)	Financial Engines, Inc.	(484,272)
(52,600)	First Commonwealth Financial Corp.	(504,434)
(15,200)	FirstMerit Corp.	(316,616)
(13,500)	Gaming and Leisure Properties, Inc., REIT	(494,910)
(26,800)	Mack-Cali Realty Corp., REIT	(493,924)
(39,600)	Northwest Bancshares, Inc.	(507,672)
(34,400)	Old National Bancorp	(497,424)
(30,900)	People’s United Financial, Inc.	(500,889)
(10,900)	ProAssurance Corp.	(503,689)
(32,300)	Silver Bay Realty Trust Corp., REIT	(526,167)
(6,900)	Taubman Centers, Inc., REIT	(479,550)
(14,000)	Unum Group	(500,500)
(50,200)	Valley National Bancorp	(517,562)
(10,800)	Westamerica Bancorporation	(547,020)

		(10,371,982)

	Health Care — (6.4)%
(2,710)	Acorda Therapeutics, Inc.(a)	(90,324)
(4,445)	Albany Molecular Research, Inc.(a)	(89,878)
(2,105)	AmerisourceBergen Corp.	(223,846)
(40,000)	Axovant Sciences, Ltd.(a)	(815,200)
(2,603)	Chemed Corp.	(341,253)
(4,384)	Computer Programs & Systems, Inc.	(234,193)
(5,521)	Dyax Corp.(a)	(146,306)
(604)	Haemonetics Corp.(a)	(24,981)
(2,970)	Halozyme Therapeutics, Inc.(a)	(67,063)
(10,315)	ImmunoGen, Inc.(a)	(148,330)
(10,500)	Intrexon Corp.(a)	(512,400)
(7,905)	Isis Pharmaceuticals, Inc.(a)	(454,933)
(6,961)	Johnson & Johnson	(678,419)
(23,694)	Keryx Biopharmaceuticals, Inc.(a)	(236,466)
(15,208)	MannKind Corp.(a)	(86,533)
(3,259)	Medicines Co. (The)(a)	(93,240)
(4,912)	Medidata Solutions, Inc.(a)	(266,820)
(25,194)	Myriad Genetics, Inc.(a)	(856,344)
(16,138)	Quality Systems, Inc.	(267,407)
(14,377)	Repligen Corp.(a)	(593,339)
(6,784)	Roche Holding AG, ADR	(237,915)

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Shares	Fair Value

INVESTMENTS SOLD SHORT — (continued)

	Health Care — (continued)
(5,614)	TESARO, Inc.(a)	$(330,047)
(1,680)	Varian Medical Systems, Inc.(a)	(141,674)
(1,790)	Vertex Pharmaceuticals, Inc.(a)	(221,029)
(862)	Waters Corp.(a)	(110,664)
(11,103)	ZIOPHARM Oncology, Inc.(a)	(133,238)

		(7,401,842)

	Information Technology — (4.9)%
(11,000)	Alibaba Group Holding, Ltd., ADR(a)	(904,970)
(45,692)	Angie’s List, Inc.(a)	(281,463)
(5,000)	ARRIS Group, Inc.(a)	(153,000)
(2,500)	Arrow Electronics, Inc.(a)	(139,500)
(10,000)	Box, Inc., Class A(a)	(186,400)
(7,800)	Cadence Design Systems, Inc.(a)	(153,348)
(7,500)	Juniper Networks, Inc.	(194,775)
(31,100)	LendingClub Corp.(a)	(458,725)
(1,500)	NetSuite, Inc.(a)	(137,625)
(20,000)	NVIDIA Corp.	(402,200)
(10,000)	Polycom, Inc.(a)	(114,400)
(10,000)	Seagate Technology PLC	(475,000)
(5,000)	SolarWinds, Inc.(a)	(230,650)
(5,000)	Splunk, Inc.(a)	(348,100)
(40,000)	Symantec Corp.	(930,000)
(41,700)	Violin Memory, Inc.(a)	(102,165)
(23,900)	Western Union Co. (The)	(485,887)

		(5,698,208)

Total Investments Sold Short — (24.7)% (Cost $(28,488,658))		(28,501,570)

Total Investments — 73.0%

(Cost $86,972,496)		84,351,319
Net Other Assets (Liabilities) — 27.0%		31,222,293

NET ASSETS — 100.0%		$115,573,612

(a)	Represents non-income producing security.

(b)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.

(c)	Represents the current yield as of report date.

(d)	Security was fair valued under methods approved by the Board.

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 94.4%

	Australia — 5.5%
20,150	Bendigo & Adelaide Bank, Ltd.	$190,603
36,400	Dexus Property Group, REIT	205,017
3,600	Macquarie Group, Ltd.	226,095
6,500	Newcrest Mining, Ltd.(a)	65,296
75,725	Qantas Airways, Ltd.(a)	184,625
59,850	Stockland, REIT	189,327
8,325	WorleyParsons, Ltd.	66,865

		1,127,828

	Belgium — 1.9%
2,225	Delhaize Group SA	183,709
3,175	KBC Groep NV	212,167

		395,876

	China — 1.0%
196,700	Yangzijiang Shipbuilding Holdings, Ltd.	206,653

	Denmark — 2.8%
4,825	ISS A/S	159,201
25,425	TDC A/S	186,435
4,600	Vestas Wind Systems A/S	229,591

		575,227

	Finland — 1.0%
11,700	UPM-Kymmene OYJ	207,005

	France — 8.3%
1,075	Christian Dior SE	209,851
2,925	Electricite de France SA	65,219
14,800	Orange SA	227,862
9,750	Peugeot SA(a)	200,494
2,050	Renault SA	213,506
3,700	Sanofi	363,986
3,050	Technip SA	188,785
3,925	Vinci SA	227,016

		1,696,719

	Germany — 6.8%
1,850	Allianz SE	288,128
2,100	Bayer AG	293,936
250	Continental AG	59,157
2	Deutsche Telekom AG	35
2,100	Hannover Rueck SE	203,192
1,000	Henkel AG & Co. KGaA	95,309
2,000	Merck KGaA	199,291
900	METRO AG	28,375
4,525	ProSiebenSat.1 Media AG	223,481

		1,390,904

	Hong Kong — 4.1%
55,275	BOC Hong Kong Holdings, Ltd.	230,326
11,450	Hang Seng Bank, Ltd.	223,784
319,150	PCCW, Ltd.	190,628
266,575	WH Group, Ltd.(a)	181,579

		826,317

	Israel — 2.3%
118,275	Bezeq The Israeli Telecommunication Corp., Ltd.	201,515
4,350	Teva Pharmaceutical Industries, Ltd.	257,269

		458,784

Shares	Fair Value

COMMON STOCKS — (continued)

	Italy — 2.0%
66,350	Intesa Sanpaolo SpA	$211,703
8,625	Prysmian SpA	186,350

		398,053

	Japan — 24.5%
42,000	Aozora Bank, Ltd.	158,549
1,300	Central Japan Railway Co.	234,804
15,400	Daicel Corp.	197,809
5,200	Fuji Heavy Industries, Ltd.	191,540
2,400	FUJIFILM Holdings Corp.	85,765
8,800	Idemitsu Kosan Co., Ltd.	172,786
12,300	Iida Group Holdings Co., Ltd.	195,980
15,700	ITOCHU Corp.	207,435
49,600	JX Holdings, Inc.	214,068
37,000	Kawasaki Heavy Industries, Ltd.	172,627
15,900	Konica Minolta, Inc.	185,653
11,600	Medipal Holdings Corp.	189,281
35,600	Mitsubishi Chemical Holdings Corp.	224,127
47,000	Mitsubishi Materials Corp.	180,496
4,100	Mixi, Inc.	203,685
123,900	Mizuho Financial Group, Inc.	268,280
15,100	Nexon Co., Ltd.	207,774
6,400	Nippon Telegraph & Telephone Corp.	231,845
6,000	NOK Corp.	186,297
6,800	Otsuka Holdings Co., Ltd.	216,888
31,000	Sumitomo Chemical Co., Ltd.	186,428
33,000	Sumitomo Heavy Industries, Ltd.	192,524
22,000	Teijin, Ltd.	85,386
7,100	Toyota Motor Corp.	475,886
8,000	Yamazaki Baking Co., Ltd.	133,284

		4,999,197

	Netherlands — 2.6%
3,825	Boskalis Westminster NV	187,203
2,900	Heineken Holding NV	203,522
4,700	Wolters Kluwer NV	139,615

		530,340

	Singapore — 1.6%
69,000	Ascendas REIT	126,027
84,600	Wilmar International, Ltd.	206,027

		332,054

	Spain — 1.4%
41,864	Banco Santander SA	292,356

	Sweden — 4.8%
9,875	Boliden AB	179,993
10,350	Industrivarden AB, Class C	195,018
18,950	Nordea Bank AB	236,365
5,850	Securitas AB, Class B	77,343
5,650	Skandinaviska Enskilda Banken AB, Class A	72,245
1,225	Swedbank AB, Class A	28,564
6,475	Swedish Match AB	184,178

		973,706

	Switzerland — 7.7%
2,575	Adecco SA	209,041
3,500	Aryzta AG	172,576
6,475	Credit Suisse Group AG	177,986
1,375	Lonza Group AG	183,686
675	Swiss Life Holding AG	154,573

Continued

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Shares	Fair Value

COMMON STOCKS — (continued)

	Switzerland — (continued)
2,625	Swiss Re AG	$232,332
11,025	Transocean, Ltd.	178,296
825	Zurich Insurance Group AG	251,131

		1,559,621

	United Kingdom — 16.1%
9,625	3i Group PLC	78,111
3,875	AstraZeneca PLC	244,699
33,321	Direct Line Insurance Group PLC	175,808
49,050	HSBC Holdings PLC	439,372
25,200	ICAP PLC	209,657
5,650	Imperial Tobacco Group PLC	272,273
14,125	Marks & Spencer Group PLC	118,959
20,975	National Grid PLC	269,323
7,275	Persimmon PLC	225,758
6,100	Rio Tinto PLC	250,541
2,750	Rio Tinto, Ltd.	114,045
27,200	Royal Mail PLC	219,886
8,900	SSE PLC	214,795
33,275	William Hill PLC	210,753
10,275	WPP PLC	230,220

		3,274,200

	Total Common Stocks (Cost $19,082,514)	19,244,840

EXCHANGE TRADED FUND — 1.7%

	United States — 1.7%
5,362	iShares MSCI EAFE ETF	340,433

	Total Exchange Traded Fund (Cost $339,320)	340,433

Shares	Fair Value

MONEY MARKET FUND — 3.3%

	United States — 3.3%
664,284	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(b)	$664,284

	Total Money Market Fund (Cost $664,284)	664,284

Total Investments — 99.4% (Cost $20,086,118)		20,249,557
Net Other Assets (Liabilities) — 0.6%		131,160

NET ASSETS — 100.0%		$20,380,717

(a)	Represents non-income producing security.

(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

Sector	Percentage of net assets
Consumer Discretionary	14.1%
Consumer Staples	8.1%
Energy	4.0%
Exchange Traded Fund	1.7%
Financials	25.9%
Health Care	9.6%
Industrials	13.2%
Information Technology	3.4%
Materials	8.3%
Money Market Fund	3.3%
Telecommunication Services	5.1%
Utilities	2.7%
99.4%

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES — 16.2%

$310,000	AmeriCredit Automobile Receivables Trust, Series 2012-4, Class B, 1.310%, 11/8/17	$310,338
425,000	AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.930%, 8/8/18	427,468
380,000	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C, 2.290%, 11/8/19	384,513
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2010-5A, Class A, 3.150%, 3/20/17(a)	505,405
250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2011-3A, Class A, 3.410%, 11/20/17(a)	256,781
300,000	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3, 5.050%, 12/17/18	308,125
285,000	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/18	284,983
570,000	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/18	569,205
500,000	Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3, 1.110%, 7/23/18	501,449
8,623	Countrywide Asset-Backed Certificates, Series 2005-6, Class M1, 0.675%, 12/25/35(b)	8,614
453,662	Enterprise Fleet Financing, LLC, Series 2014-1, Class A2, 0.870%, 9/20/19(a)	453,295
491,504	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	491,550
525,000	Fifth Third Auto Trust, Series 2014-2, Class A3, 0.890%, 11/15/18	524,415
56,093	First Franklin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.860%, 3/25/35(b)	56,026
420,000	Hyundai Auto Receivables Trust, Series 2012-C, Class B, 1.060%, 6/15/18	419,662
61,863	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.375%, 1/25/36(b)	61,149
84,676	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.445%, 11/25/35(b)	83,731
98,420	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.685%, 3/25/35(b)	97,735
250,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	250,793
611,945	Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.160%, 1/15/19	611,913
325,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.620%, 2/15/19	326,534
109,901	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OPT1, Class A4, 0.345%, 4/25/36(b)	109,585

	Total Asset Backed Securities (Cost $7,041,446)	7,043,269

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%

97,395	Fannie Mae, Series 2009-114, Class AC, 2.500%, 12/25/23	98,719
88,668	Fannie Mae, Series 2006-90, Class BE, 6.000%, 4/1/35	90,543
89,822	Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A3, 0.455%, 9/25/35(b)	89,465

	Total Collateralized Mortgage Obligations (Cost $279,026)	278,727

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.2%

$ 35,000	Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.916%, 5/10/45(b)	$35,582
540,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/1/46	562,561
316,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	324,890
30,273	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.515%, 11/10/42(b)	30,245
410,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AJ, 5.766%, 4/1/38(b)	421,649
160,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	160,006
500,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.380%, 7/15/44(b)	503,418
303,226	CD Mortgage Trust, Series 2006-CD2, Class A4, 5.480%, 1/15/46(b)	305,444
449,217	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.943%, 6/10/46(b)	459,802
400,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/1/46	420,842
450,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(b)	453,224
538,326	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/43(b)	552,973
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM, 5.454%, 12/15/44(b)	506,981
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	518,748
188,765	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	197,916
466,473	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	488,058
7,296	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	7,375
500,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.489%, 1/12/44(b)	506,479
445,000	Morgan Stanley Capital I Trust, Series 2005-HQ7, Class AM, 5.362%, 11/14/42(b)	448,845
375,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.650%, 3/12/44(b)	381,354
500,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM, 5.773%, 7/12/44(b)	520,549
20,178	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	20,185
460,759	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	478,155
448,533	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/1/48	466,273

	Total Commercial Mortgage-Backed Securities (Cost $9,062,341)	8,771,554

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — 59.6%

	Consumer Discretionary — 4.7%
$200,000	D.R. Horton, Inc., 6.500%, 4/15/16	$206,500
300,000	Daimler Finance North America, LLC, 3.000%, 3/28/16(a)	304,834
240,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 3.500%, 3/1/16	243,739
425,000	Ford Motor Credit Co., LLC, 0.912%, 3/27/17(b)	423,748
250,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	252,987
300,000	Hyundai Capital America, 1.875%, 8/9/16(a)	301,776
300,000	Omnicom Group, Inc., 5.900%, 4/15/16	310,953

		2,044,537

	Consumer Staples — 2.3%
225,000	Cargill, Inc., 1.900%, 3/1/17(a)	227,574
250,000	Dr Pepper Snapple Group, Inc., 2.900%, 1/15/16	252,777
250,000	Kraft Heinz Foods Co., 2.000%, 7/2/18(a)	249,921
250,000	RJ Reynolds Tobacco Co., 3.500%, 8/4/16	255,609

		985,881

	Energy — 4.7%
250,000	BP Capital Markets PLC, 3.200%, 3/11/16	254,068
431,000	Enterprise Products Operating, LLC, 1.250%, 8/13/15	431,203
265,000	Kinder Morgan Energy Partners LP, 4.100%, 11/15/15	267,756
200,000	Kinder Morgan, Inc., 7.000%, 6/15/17	217,493
175,000	Petrobras Global Finance BV, 3.875%, 1/27/16	175,747
375,000	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 9/15/15	377,123
300,000	Transcontinental Gas Pipe Line Co., LLC, 6.400%, 4/15/16	312,265

		2,035,655

	Financials — 37.2%
450,000	ABN AMRO Bank NV, 1.079%, 10/28/16(a)(b)	451,993
300,000	Aegon NV, 4.625%, 12/1/15	304,625
288,000	American International Group, Inc., 5.050%, 10/1/15	290,909
320,000	Associated Banc-Corp, 5.125%, 3/28/16	329,587
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.000%, 2/26/16(a)	450,531
500,000	Citigroup, Inc., 5.300%, 1/7/16	511,385
350,000	CNA Financial Corp., 6.500%, 8/15/16	370,201
400,000	Comerica, Inc., 3.000%, 9/16/15	401,987
445,000	Countrywide Financial Corp., 6.250%, 5/15/16	462,473
373,000	DDR Corp., REIT, 9.625%, 3/15/16	393,506
250,000	Eksportfinans ASA, 2.375%, 5/25/16	250,000
263,000	Endurance Specialty Holdings, Ltd., 6.150%, 10/15/15	266,800
375,000	ERP Operating LP, REIT, 5.125%, 3/15/16	385,731
185,000	Fifth Third Bancorp, 0.701%, 12/20/16(b)	184,039
320,000	HCP, Inc., REIT, 3.750%, 2/1/16	324,166
350,000	Health Care REIT, Inc., 6.200%, 6/1/16	364,841
190,000	HSBC Finance Corp., 5.500%, 1/19/16	194,609
220,000	Huntington National Bank (The), BKNT, 1.300%, 11/20/16	219,641
410,000	ING Bank NV, 2.000%, 9/25/15(a)	411,084
200,000	International Lease Finance Corp., 5.750%, 5/15/16	205,000

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Financials — (continued)
$340,000	Jefferies Group, LLC, 3.875%, 11/9/15	$342,860
540,000	JPMorgan Chase & Co., 5.150%, 10/1/15	544,999
211,000	KeyBank NA, BKNT, 4.950%, 9/15/15	212,368
305,000	Kilroy Realty LP, REIT, 5.000%, 11/3/15	308,517
450,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	463,855
250,000	Liberty Mutual Group, Inc., 6.700%, 8/15/16(a)	264,783
223,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	235,523
300,000	Macquarie Group, Ltd., 1.278%, 1/31/17(a)(b)	301,395
400,000	Manulife Financial Corp., 3.400%, 9/17/15	402,048
500,000	Morgan Stanley, GMTN, 4.000%, 7/24/15	500,837
305,000	MUFG Union Bank NA, BKNT, 5.950%, 5/11/16	317,623
419,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	440,128
255,000	National Retail Properties, Inc., REIT, 6.150%, 12/15/15	260,613
425,000	PNC Funding Corp., 2.700%, 9/19/16	432,378
250,000	Raymond James Financial, Inc., 4.250%, 4/15/16	256,248
175,000	Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(a)	175,000
228,000	Realty Income Corp., REIT, 5.500%, 11/15/15	231,560
300,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	319,734
350,000	Royal Bank of Scotland Group PLC, 2.550%, 9/18/15	350,979
285,000	Senior Housing Properties Trust, REIT, 4.300%, 1/15/16	287,073
250,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	262,824
250,000	Societe Generale SA, 3.100%, 9/14/15(a)	251,025
425,000	Sumitomo Mitsui Banking Corp., 0.900%, 1/18/16	425,309
365,000	SunTrust Banks, Inc., 3.600%, 4/15/16	371,914
275,000	Symetra Financial Corp., 6.125%, 4/1/16(a)	283,186
400,000	UBS AG, 7.000%, 10/15/15	405,913
116,000	US Bancorp, 3.442%, 2/1/16	117,538
250,000	Ventas Realty LP/Ventas Capital Corp., REIT, 3.125%, 11/30/15	252,015
425,000	Wells Fargo & Co., 1.250%, 7/20/16	426,801

		16,218,154

	Health Care — 3.0%
200,000	AbbVie, Inc., 1.200%, 11/6/15	200,183
415,000	Actavis Funding SCS, 1.368%, 3/12/18(b)	416,738
325,000	Medco Health Solutions, Inc., 2.750%, 9/15/15	326,340
375,000	Zimmer Holdings, Inc., 1.450%, 4/1/17	375,127

		1,318,388

	Industrials — 1.9%
200,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	200,500
165,000	Norfolk Southern Corp., 5.750%, 1/15/16	169,354
200,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 3/15/16(a)	201,398
250,000	Ryder System, Inc., MTN, 7.200%, 9/1/15	252,451

		823,703

	Materials — 1.9%
245,000	Dow Chemical Co. (The), 2.500%, 2/15/16	247,326
200,000	Ecolab, Inc., 3.000%, 12/8/16	204,675

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Materials — (continued)
$360,000	Glencore Finance Canada, Ltd., 2.050%, 10/23/15(a)	$360,922

		812,923

	Telecommunication Services — 0.6%
241,000	Verizon Communications, Inc., 2.500%, 9/15/16	244,910

	Utilities — 3.3%
215,000	Dominion Gas Holdings, LLC, 1.050%, 11/1/16	214,662
404,000	Progress Energy, Inc., 5.625%, 1/15/16	414,170
340,000	PSEG Power, LLC, 5.500%, 12/1/15	346,422
250,000	Sempra Energy, 6.500%, 6/1/16	261,917
215,000	Southern Power Co., Series D, 4.875%, 7/15/15	215,230

		1,452,401

	Total Corporate Bonds (Cost $25,973,490)	25,936,552

MUNICIPAL BONDS — 0.8%

	Illinois — 0.6%
250,000	State of Illinois, Public Improvements G.O., Series A (AGM), 5.000%, 6/1/17	264,723

	New York — 0.2%
100,000	Metropolitan Transportation Authority, Transit Improvements Revenue, Series A2, 5.000%, 11/15/15	101,834

	Total Municipal Bonds (Cost $365,707)	366,557

Shares
PREFERRED STOCKS — 0.0%

	Financials — 0.0%
825	Hudson Pacific Properties, Inc., REIT, Series B, 8.375%	21,203
	Total Preferred Stocks (Cost $21,553)	21,203

Shares	Fair Value

MONEY MARKET FUND — 2.5%
1,075,407	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	$1,075,407

	Total Money Market Fund (Cost $1,075,407)	1,075,407

Total Investments — 99.9% (Cost $43,818,970)		43,493,269
Net Other Assets (Liabilities) — 0.1%		31,830

NET ASSETS — 100.0%		$43,525,099

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2015. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES — 10.4%

$ 900,000	AmeriCredit Automobile Receivables Trust, Series 2012-5, Class B, 1.120%, 11/8/17	$900,580
403,246	AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C, 2.670%, 1/8/18	405,532
680,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/8/19	679,405
1,250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(a)	1,258,603
930,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2013-1A, Class A, 1.920%, 9/20/19(a)	927,006
884,708	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	884,789
82,504	First Franklin Mortgage Loan Trust, Series 2005-FF5, Class M1, 0.860%, 3/25/35(b)	82,406
500,000	Ford Credit Auto Owner Trust, Series 2012-D, Class B, 1.010%, 5/15/18	498,439
350,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A1, 1.120%, 8/25/17(a)	350,130
950,000	Hyundai Auto Receivables Trust, Series 2013-B, Class B, 1.450%, 2/15/19	949,477
90,733	Mastr Asset Backed Securities Trust, Series 2006-NC1, Class A3, 0.375%, 1/25/36(b)	89,685
93,355	Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2006-HE1, Class A3, 0.395%, 2/25/36(b)	93,201
77,662	Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2005-4, Class A3, 0.445%, 11/25/35(b)	76,795
215,889	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.685%, 3/25/35(b)	214,386
700,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	702,221
337,000	Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.250%, 6/17/19	341,071
1,000,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.970%, 11/15/19	1,003,338

	Total Asset Backed Securities (Cost $9,464,143)	9,457,064

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%

159,160	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	168,620
199,469	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	206,269
73,844	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	80,327
152,693	Fannie Mae, Series 2009-100, Class PA, 4.500%, 4/25/39	160,173
149,091	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	155,725
735,000	Ginnie Mae, Series 2013-165, Class PB, 3.000%, 3/20/41	758,015
90,700	PHHMC Trust, Series 2007-6, Class A1, 5.360%, 12/18/37(b)	90,153
78,409	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	80,806

	Total Collateralized Mortgage Obligations (Cost $1,684,850)	1,700,088

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.7%

$558,455	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(b)	$575,197
622,905	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	657,658
80,513	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.515%, 11/10/42(b)	80,440
60,404	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	60,526
673,010	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(a)	664,359
500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4B, 4.943%, 9/11/42	500,018
740,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	791,437
350,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.380%, 7/15/44(b)	352,393
475,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	494,922
120,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.899%, 12/1/49(b)	128,359
655,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/1/46	689,128
615,000	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.989%, 12/10/49(b)	659,002
396,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(b)	398,837
575,652	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.444%, 3/10/39	605,206
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM, 5.454%, 12/15/44(b)	506,981
420,960	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	432,056
600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	622,498
212,361	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	222,656
172,595	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/49	180,581
500,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM, 5.489%, 1/12/44(b)	506,479
580,000	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076%, 8/12/49(b)	622,585
900,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2, 1.689%, 12/15/48	899,980
684,737	Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 6.010%, 8/12/41(b)	706,800
530,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.360%, 11/1/41	554,552
696,455	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.460%, 1/11/43(b)	765,966

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$394,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM, 5.773%, 7/12/44(b)	$410,192
21,968	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	21,976
328,064	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(b)	337,084
321,662	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	333,807
500,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	527,902

	Total Commercial Mortgage-Backed Securities (Cost $14,917,486)	14,309,577

CORPORATE BONDS — 68.0%

	Consumer Discretionary — 6.3%
500,000	CBS Corp., 4.625%, 5/15/18	536,335
535,000	Daimler Finance North America, LLC, 2.375%, 8/1/18(a)	542,444
400,000	ERAC USA Finance, LLC, 6.375%, 10/15/17(a)	439,706
500,000	Ford Motor Credit Co., LLC, 6.625%, 8/15/17	548,541
400,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	400,994
200,000	Hyundai Capital America, 1.875%, 8/9/16(a)	201,184
395,000	Hyundai Capital America, 1.450%, 2/6/17(a)	393,740
400,000	Interpublic Group of Cos., Inc. (The), 2.250%, 11/15/17	403,351
500,000	Lowe’s Cos., Inc., 6.100%, 9/15/17	551,977
500,000	Nordstrom, Inc., 6.250%, 1/15/18	555,389
270,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	270,516
525,000	Volkswagen Group of America Finance, LLC, 1.250%, 5/23/17(a)	525,609
355,000	Whirlpool Corp., 1.350%, 3/1/17	356,044

		5,725,830

	Consumer Staples — 2.1%
750,000	Kraft Heinz Foods Co., 2.000%, 7/2/18(a)	749,763
250,000	Reynolds American, Inc., 2.300%, 6/12/18	251,869
425,000	RJ Reynolds Tobacco Co., 3.500%, 8/4/16	434,535
455,000	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	456,788

		1,892,955

	Energy — 9.4%
295,000	Chesapeake Energy Corp., 3.525%, 4/15/19(b)	269,925
400,000	Chevron Phillips Chemical Co., LLC/Chevron Phillips Chemical Co. LP, 1.700%, 5/1/18(a)	399,604
455,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	453,168
250,000	Columbia Pipeline Group, Inc., 2.450%, 6/1/18(a)	251,931
310,000	ConocoPhillips Co., 1.500%, 5/15/18	309,775
500,000	Enbridge Energy Partners LP, Series B, 6.500%, 4/15/18	551,773
560,000	Energy Transfer Partners LP, 6.125%, 2/15/17	599,021

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Energy — (continued)
$ 500,000	Enterprise Products Operating, LLC, 1.650%, 5/7/18	$499,501
570,000	FMC Technologies, Inc., 2.000%, 10/1/17	569,225
530,000	Kinder Morgan, Inc., 7.000%, 6/15/17	576,356
375,000	Magellan Midstream Partners LP, 5.650%, 10/15/16	396,041
360,000	Petrobras Global Finance BV, 3.875%, 1/27/16	361,537
450,000	Phillips 66, 2.950%, 5/1/17	462,544
380,000	Pioneer Natural Resources Co., 6.650%, 3/15/17	410,942
585,000	Plains All American Pipeline LP/PAA Finance Corp., 6.125%, 1/15/17	625,337
500,000	Southern Natural Gas Co., LLC, 5.900%, 4/1/17(a)	532,526
260,000	Spectra Energy Capital, LLC, 6.200%, 4/15/18	284,043
300,000	Transcontinental Gas Pipe Line Co., LLC, 6.400%, 4/15/16	312,265
425,000	Western Gas Partners LP, 2.600%, 8/15/18	428,506
250,000	Williams Partners LP/Williams Partners Finance Corp., 7.250%, 2/1/17	270,886

		8,564,906

	Financials — 35.6%
475,000	ABN AMRO Bank NV, 4.250%, 2/2/17(a)	496,334
400,000	Aflac, Inc., 2.650%, 2/15/17	409,420
365,000	Ally Financial, Inc., 3.600%, 5/21/18	365,456
580,000	American Express Credit Corp., MTN, 1.125%, 6/5/17	577,816
410,000	American International Group, Inc., MTN, 5.450%, 5/18/17	440,706
1,000,000	Bank of America Corp., 5.750%, 12/1/17	1,089,379
450,000	Bank of Montreal, 1.400%, 4/10/18	447,263
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(a)	448,995
540,000	BNP Paribas SA, MTN, 1.250%, 12/12/16	541,382
400,000	Caisse Centrale Desjardins, 1.550%, 9/12/17(a)	400,256
600,000	Capital One NA/Mclean VA, BKNT, 1.650%, 2/5/18	595,399
380,000	Charles Schwab Corp., MTN (The), 6.375%, 9/1/17	421,286
350,000	CIT Group, Inc., 4.250%, 8/15/17	355,250
1,000,000	Citigroup, Inc., 2.550%, 4/8/19	1,008,329
395,000	CNA Financial Corp., 6.500%, 8/15/16	417,799
600,000	Compass Bank, BKNT, 1.850%, 9/29/17	599,280
500,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.375%, 1/19/17	516,465
650,000	Credit Suisse, 1.700%, 4/27/18	645,470
250,000	Essex Portfolio LP, REIT, 5.500%, 3/15/17	266,012
325,000	Fifth Third Bank, BKNT, 1.150%, 11/18/16	324,276
948,000	General Electric Capital Corp., GMTN, 5.625%, 9/15/17	1,032,308
390,000	HCP, Inc., MTN, REIT, 6.300%, 9/15/16	411,803
525,000	Health Care REIT, Inc., 4.700%, 9/15/17	558,541
575,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	625,281
575,000	Huntington National Bank (The), 1.375%, 4/24/17	572,864

415,000	International Lease Finance Corp., 8.750%, 3/15/17	454,056
465,000	iStar Financial, Inc., REIT, 4.000%, 11/1/17	456,863
605,000	Jackson National Life Global Funding, 1.250%, 2/21/17(a)	605,827

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Financials — (continued)
$ 935,000	JPMorgan Chase Bank NA, BKNT, 6.000%, 10/1/17	$1,019,480
320,000	Kilroy Realty LP, REIT, 5.000%, 11/3/15	323,690
450,000	Kimco Realty Corp., REIT, MTN, 4.300%, 2/1/18	478,284
500,000	Lloyds Bank PLC, 1.750%, 3/16/18	500,049
505,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	533,358
340,000	Manufacturers & Traders Trust Co., BKNT, 1.250%, 1/30/17	339,842
880,000	Morgan Stanley, 4.750%, 3/22/17	928,352
445,000	MUFG Union Bank NA, 2.625%, 9/26/18	452,181
1,000,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	1,050,426
500,000	National Retail Properties, Inc., REIT, 6.150%, 12/15/15	511,006
455,000	National Rural Utilities Cooperative Finance Corp., MTN, 0.950%, 4/24/17	454,232
330,000	Nordea Bank AB, 1.250%, 4/4/17(a)	329,886
375,000	PACCAR Financial Corp., MTN, 1.450%, 3/9/18	374,744
355,000	PNC Funding Corp., 5.625%, 2/1/17	377,266
500,000	Pricoa Global Funding I, 2.200%, 5/16/19(a)	499,778
350,000	Principal Financial Group, Inc., 1.850%, 11/15/17	352,506
555,000	Prologis LP, 4.500%, 8/15/17	588,394
250,000	Realogy Group, LLC, 7.625%, 1/15/20(a)	264,750
600,000	Regions Financial Corp., 2.000%, 5/15/18	599,597
570,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	607,495
500,000	Royal Bank of Scotland Group PLC, 1.875%, 3/31/17	497,458
500,000	Simon Property Group LP, REIT, 1.500%, 2/1/18(a)	499,046
350,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	367,953
505,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	550,331
500,000	State Street Corp., 4.956%, 3/15/18	537,490
600,000	Sumitomo Mitsui Banking Corp., GMTN, 1.350%, 7/11/17	599,824
440,000	Symetra Financial Corp., 6.125%, 4/1/16(a)	453,097
207,000	Transatlantic Holdings, Inc., 5.750%, 12/14/15	210,926
350,000	UBS AG, MTN, 5.875%, 7/15/16	365,420
500,000	UBS, MTN, 1.375%, 8/14/17	498,193
500,000	US Bank NA, 2.282%, 4/29/20(b)	500,514
250,000	Ventas Realty LP, REIT, 1.550%, 9/26/16	250,922
800,000	Wachovia Corp., 5.625%, 10/15/16	845,854
600,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 1.750%, 9/15/17(a)	601,673

		32,448,133

	Health Care — 5.0%
550,000	Actavis Funding SCS, 2.350%, 3/12/18	552,903
500,000	Amgen, Inc., 1.250%, 5/22/17	499,630
200,000	Bayer U.S. Finance, LLC, 1.500%, 10/6/17(a)	200,862
450,000	Boston Scientific Corp., 2.650%, 10/1/18	456,482

440,000	DENTSPLY International, Inc., 2.750%, 8/15/16	447,063
670,000	Express Scripts Holding Co., 1.250%, 6/2/17	666,861
475,000	Humana, Inc., 7.200%, 6/15/18	546,545
330,000	Medtronic, Inc., 1.500%, 3/15/18(a)	329,254
305,000	Tenet Healthcare Corp., 8.000%, 8/1/20	317,581

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Health Care — (continued)
$ 500,000	Zimmer Holdings, Inc., 2.000%, 4/1/18	$500,179

		4,517,360

	Industrials — 4.5%
450,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	451,125
400,000	Dover Corp., 5.450%, 3/15/18	443,528
350,000	Equifax, Inc., 6.300%, 7/1/17	382,242
295,000	LSB Industries, Inc., 7.750%, 8/1/19	312,700
450,000	Norfolk Southern Corp., 5.750%, 4/1/18	497,414
575,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 3/15/18(a)	592,613
350,000	Service Corp. International, 7.000%, 6/15/17	376,250
500,000	United Technologies Corp., STEP, 1.778%, 5/4/18	501,538
485,000	Waste Management, Inc., 6.100%, 3/15/18	541,445

		4,098,855

	Information Technology — 0.4%
395,000	Altera Corp., 1.750%, 5/15/17	397,821

	Materials — 2.4%
338,000	ArcelorMittal, 4.500%, 8/5/15	338,105
250,000	Cemex SAB de CV, 9.500%, 6/15/18(a)	275,625
545,000	Glencore Finance Canada, Ltd., 2.700%, 10/25/17(a)	550,651
484,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	517,488
450,000	Vale Overseas, Ltd., 6.250%, 1/11/16	461,273

		2,143,142

	Telecommunication Services — 1.8%
330,000	America Movil SAB de CV, 2.375%, 9/8/16	334,165
295,000	Level 3 Financing, Inc., 8.625%, 7/15/20	315,267
1,000,000	Verizon Communications, Inc., 2.550%, 6/17/19	1,013,670

		1,663,102

	Utilities — 0.5%
450,000	Duke Energy Corp., 2.150%, 11/15/16	456,916

	Total Corporate Bonds (Cost $62,035,193)	61,909,020

FOREIGN GOVERNMENT BOND — 0.5%

	Columbia — 0.5%
400,000	Colombia Government International Bond, 7.375%, 1/27/17	435,200

	Total Foreign Government Bond (Cost $436,571)	435,200

MORTGAGE-BACKED SECURITIES — 0.0%

	Fannie Mae — 0.0%
16,115	6.500%, 4/1/16, Pool #253706	16,295

	Total Mortgage-Backed Securities (Cost $16,115)	16,295

Continued

20

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 3.0%

	Arizona — 0.6%
$500,000	Arizona School Facilities Board, Refunding Certificate of Participation, Taxable, Series A-1, 1.474%, 9/1/17	$503,910

	Hawaii — 0.5%
445,000	Hawaii State Highway Revenue, Refunding, Taxable, Series C, 1.600%, 1/1/18	452,360

	Illinois — 0.3%
250,000	Chicago, IL, Midway International Airport Refunding Revenue, Taxable, Series C, 1.320%, 1/1/16	250,990

	Maine — 0.3%
250,000	Maine Municipal Bond Bank, Miscellaneous Purpose Revenue, Taxable, 1.708%, 6/1/16	252,450

	New Jersey — 0.3%
320,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series 00, 1.059%, 3/1/16	318,422

	South Carolina — 0.6%
500,000	South Carolina State Public Service Authority, Libor Index Refunding Revenue, Taxable, Series D, Callable 12/1/15 @ 100, 1.287%, 6/1/16(b)	500,835

	Washington — 0.4%
390,000	Providence Health & Services Obligated Group Revenue, Taxable, 1.234%, 10/1/17(b)	392,227

	Total Municipal Bonds (Cost $2,655,000)	2,671,194

Shares		Fair Value
PREFERRED STOCKS — 0.5%

	Financials — 0.5%
5,755	Ally Financial, Inc., Series A, 8.500%	$152,220
2,189	Hudson Pacific Properties, Inc., REIT, Series B, 8.375%	56,257
10,000	Kite Realty Group Trust, REIT, Series A, 8.250%	256,790

		465,267

	Total Preferred Stocks (Cost $469,917)	465,267

MONEY MARKET FUND — 1.2%

1,093,723	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	1,093,723

	Total Money Market Fund (Cost $1,093,723)	1,093,723

Total Investments — 101.2% (Cost $92,772,998)	92,057,428
Net Other Assets (Liabilities) — (1.2)%	(1,050,364)

NET ASSETS — 100.0%	$91,007,064

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2015. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%

$1,018,319	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	$1,056,912
652,938	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	677,310
381,836	Ginnie Mae, Series 1999-17, Class F, 0.483%, 5/16/29(a)	382,791

	Total Collateralized Mortgage Obligations (Cost $2,090,759)	2,117,013

CORPORATE BONDS — 3.1%

	Financials — 3.1%
500,000	JPMorgan Chase & Co., GMTN, 1.100%, 10/15/15	500,453
500,000	Morgan Stanley, 2.125%, 4/25/18	503,379
100,000	National Rural Utilities Cooperative Finance Corp., MTN, 0.950%, 4/24/17	99,831

	Total Corporate Bonds (Cost $1,087,408)	1,103,663

MORTGAGE-BACKED SECURITIES — 7.5%

	Fannie Mae — 6.9%
1,841,694	3.584%, 9/1/20, Pool #FN0000	1,968,028
221,992	5.500%, 1/1/33, Pool #678321	249,905
211,801	6.000%, 7/1/37, Pool #938378	230,100

		2,448,033

	Ginnie Mae — 0.6%
208,245	5.000%, 11/20/38, Pool #4283	221,049

	Total Mortgage-Backed Securities (Cost $2,476,052)	2,669,082

MUNICIPAL BONDS — 7.1%

	California — 1.7%
500,000	State of California, Public School Improvements, Refunding Revenue, G.O., Callable 3/1/25 @ 100, 5.000%, 3/1/27	592,610

	New York — 2.7%
225,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Public Improvements, Series A-1, Callable 8/1/24 @ 100, 5.000%, 8/1/32	256,327
500,000	New York City Water & Sewer System, Refunding Revenue, Series GG, Callable 6/15/25 @ 100, 5.000%, 6/15/39	559,025
150,000	New York, NY, Public Improvements, Taxable, G.O, Series A-1, 3.823%, 10/1/16	155,697

		971,049

	Texas — 0.2%
60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 6/15/19 @ 100, 6.628%, 6/15/39	68,210

	Washington — 2.5%
550,000	King County, WA, Sewer Refunding Revenue, Callable 1/1/25, 5.000%, 7/1/32	633,490

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Washington — (continued)
$ 225,000	State of Washington, Refunding G.O., Series R-H, Callable 1/1/25 @ 100, 5.000%, 7/1/28	$264,002

		897,492

	Total Municipal Bonds (Cost $2,571,058)	2,529,361

U.S. GOVERNMENT AGENCIES — 42.2%

	Fannie Mae — 17.0%
1,000,000	1.250%, 10/16/24, STEP	1,001,724
1,000,000	2.750%, 4/3/28, STEP	982,824
200,000	2.350%, 4/28/28, STEP	196,908
1,000,000	6.250%, 5/15/29	1,366,033
1,700,000	7.125%, 1/15/30	2,517,567

		6,065,056

	Federal Farm Credit Bank — 11.8%
500,000	0.875%, 5/22/17	500,043
3,000,000	4.670%, 2/27/18	3,294,405
400,000	3.150%, 10/15/24	401,067

		4,195,515

	Federal Home Loan Bank — 7.7%
2,250,000	0.375%, 2/19/16	2,251,287
500,000	1.000%, 3/28/25, STEP	499,711

		2,750,998

	Freddie Mac — 5.7%
500,000	4.875%, 6/13/18	555,317
500,000	2.375%, 1/13/22	506,235
500,000	3.000%, 8/27/27	482,285
500,000	1.000%, 3/12/30, STEP	496,089

		2,039,926

	Total U.S. Government Agencies (Cost $14,627,145)	15,051,495

U.S. TREASURY BILLS(b) — 4.9%

1,000,000	0.000%, 10/15/15	999,941
750,000	0.000%, 12/10/15	749,857

	Total U.S. Treasury Bills (Cost $1,749,435)	1,749,798

U.S. TREASURY NOTES — 27.9%

500,000	1.250%, 8/31/15	500,977
400,000	4.500%, 11/15/15	406,500
500,000	2.125%, 12/31/15	504,883
596,035	2.000%, 1/15/16(c)	604,603
535,945	0.125%, 4/15/16(c)	538,458
1,000,000	3.000%, 8/31/16	1,030,469
1,000,000	3.000%, 2/28/17	1,040,703
1,750,000	1.875%, 9/30/17	1,794,296
1,009,730	0.125%, 4/15/19(c)	1,022,825
1,000,000	1.250%, 4/30/19	997,734
505,165	0.125%, 4/15/20(c)	509,230
500,000	1.625%, 8/15/22	484,687
507,005	0.625%, 1/15/24(c)	515,640

	Total U.S. Treasury Notes (Cost $9,954,066)	9,951,005

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 0.4%

138,908	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(d)	$138,908

	Total Money Market Fund (Cost $138,908)	138,908

Total Investments — 99.0% (Cost $34,694,831)		35,310,325
Net Other Assets (Liabilities) — 1.0%		346,257

NET ASSETS — 100.0%		$35,656,582

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2015. The maturity date reflected is the final maturity date.

(b)	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
(c)	Inflation protection security. Principal amount periodically adjusted for inflation.
(d)	Represents the current yield as of report date.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN - Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 13.7%

$4,646,000	Ally Auto Receivables Trust, Series 2013-2, Class A4, 1.240%, 11/15/18	$4,651,292
3,000,000	Americredit Automobile Receivables Trust, Series 2014-4, Class B, 1.870%, 12/9/19	3,010,836
4,120,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	4,124,746
1,081,796	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.525%, 11/25/35(a)	1,049,193
3,330,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-1A, Class A, 2.460%, 7/20/20(b)	3,351,861
9,154,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	9,143,198
2,320,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 1.585%, 10/25/34(a)	2,319,768
1,018,000	CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	1,015,180
3,688,000	CarMax Auto Owner Trust, Series 2014-2, Class A3, 0.980%, 1/15/19	3,690,906
2,478,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	2,539,725
6,210,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/23	6,394,996
176,803	Credit-Based Asset Servicing and Securitization, LLC, Series 2005-CB5, Class AF2, STEP, 4.263%, 8/25/35	177,104
5,210,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	5,255,363
6,360,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.625%, 1/25/36(a)	5,904,395
4,424,000	Fifth Third Auto Trust, Series 2014-2, Class A4, 1.380%, 12/15/20	4,436,100
6,034,000	Ford Credit Auto Owner Trust 2014-REV2, Series 2014-2, Class A, 2.310%, 4/15/26(b)	6,100,766
4,000,000	Ford Credit Auto Owner Trust 2015-REV1, Series 2015-1, Class A, 2.120%, 7/15/26(b)	4,002,056
4,039,000	Hyundai Auto Receivables Trust, Series 2014-A, Class A4, 1.320%, 8/15/19	4,052,720
1,905,768	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.385%, 1/25/36(a)	1,836,097
1,379,721	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1.310%, 10/25/33(a)	1,324,835
3,550,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 0.645%, 5/25/35(a)	3,346,525
539,723	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.685%, 3/25/35(a)	535,965
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 0.685%, 11/25/35(a)	2,311,103
4,500,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.760%, 9/16/19	4,507,043
2,418,000	Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.070%, 4/15/20	2,422,911
3,964,494	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.505%, 10/25/35(a)	3,841,896
3,200,000	Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.910%, 10/22/18	3,191,104

	Total Asset Backed Securities (Cost $94,267,976)	94,537,684

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5%

$ 638,637	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 2.628%, 4/25/35(a)	$622,814
801,251	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	832,595
1,436,845	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	1,440,331
223,313	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	226,794
187,048	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	196,150
907,210	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	961,133
269,360	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	280,446
97,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	97,281
678,455	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	717,888
286,050	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	297,061
2,673,306	Fannie Mae, Series 2011-99, Class CV, 4.500%, 3/25/26	2,973,155
1,130,197	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	1,233,825
2,186,885	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/1/27	2,254,833
3,175,529	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	3,479,370
5,548,098	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/1/44(a)(b)	5,559,788
1,674,190	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	1,822,291
3,115,527	Freddie Mac, Series 4387, Class VM, 4.000%, 11/1/25	3,438,744
2,129,387	Freddie Mac, Series 4287, Class V, 4.500%, 10/1/26	2,361,937
3,149,619	Freddie Mac, Series 4323, Class VA, 4.000%, 3/15/27	3,471,642
361,403	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	372,884
3,067,801	Freddie Mac, Series 4331, Class V, 4.000%, 11/1/28	3,329,681
828,134	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	916,928
3,928,447	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	4,171,115
2,259,747	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	2,338,131
1,058,262	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	1,145,490
976,553	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	1,005,528
877,751	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	886,321
167,628	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	172,459

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 385,127	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	$387,191
872,114	PHHMC Trust, Series 2007-6, Class A1, 5.360%, 12/18/37(a)	866,853
107,882	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	110,183
1,146,603	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 6.118%, 3/25/34	1,180,385
1,010,150	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	1,058,121
570,089	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.461%, 12/25/34(a)	556,655
1,603,120	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	1,618,249
1,314,167	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.422%, 6/25/34(a)	1,312,602
450,096	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	459,664
249,579	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	254,884
144,257	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	148,452
1,066,886	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.619%, 1/25/35(a)	1,071,432
446,709	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	457,196
2,199,024	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.660%, 10/25/35(a)	2,206,398
252,632	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	260,356

	Total Collateralized Mortgage Obligations (Cost $57,638,498)	58,555,236

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.0%

3,273,067	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	3,371,187
1,710,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/1/46	1,781,444
4,000,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	4,112,528
50,114	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.634%, 4/10/49(a)	50,231
3,002,243	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	3,169,741
805,134	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.515%, 11/10/42(a)	804,399
471,149	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	472,103
4,882,785	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	4,820,017
2,500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/1/42(a)	2,710,425

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$2,085,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	$2,229,928
2,838,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	2,957,031
1,575,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.899%, 12/1/49(a)	1,684,707
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/1/46	3,788,261
4,050,000	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347%, 12/1/46	4,261,021
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,266,845
1,344,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/1/47	1,371,516
2,545,000	COMM Mortgage Trust, Series 2007-C9, Class A4, 5.989%, 12/10/49(a)	2,727,090
1,500,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.239%, 12/10/49(a)	1,612,302
3,845,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	3,872,546
1,083,677	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 6.147%, 9/1/39(a)	1,151,641
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,648,166
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,465,256
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/1/43(b)	4,392,832
2,704,232	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	2,775,515
2,350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	2,438,116
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	4,397,884
1,959,496	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,055,790
1,730,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.369%, 9/15/45(a)	1,896,794
3,351,204	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	3,613,640
1,135,000	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076%, 8/12/49(a)	1,218,335
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	690,623
4,197,479	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.460%, 1/11/43(a)	4,616,421
2,390,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.650%, 3/12/44(a)	2,430,494
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.418%, 9/1/47(a)(b)	4,493,560
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.418%, 9/1/47(a)(b)	702,027
4,535,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	4,814,660

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	$1,060,544
657,619	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	666,263
1,919,058	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	1,971,821
2,135,140	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/48	2,215,754
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,179,190
825,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(a)(b)	914,380
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	2,214,130
1,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,083,536
250,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	259,443
3,716,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,856,186
1,008,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,063,052

	Total Commercial Mortgage-Backed Securities (Cost $113,470,828)	110,349,375

CORPORATE BONDS — 35.8%

	Consumer Discretionary — 3.2%
1,393,000	21st Century Fox America, Inc., 5.400%, 10/1/43	1,486,931
1,450,000	CBS Corp., 4.600%, 1/15/45	1,294,708
2,365,000	Comcast Corp., 4.200%, 8/15/34	2,280,955
1,300,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(b)	1,393,192
1,306,000	Ford Motor Co., 7.450%, 7/16/31	1,668,816
2,915,000	Ford Motor Credit Co., LLC, 0.912%, 3/27/17(a)	2,906,412
1,624,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	1,643,404
905,000	Grupo Televisa SAB, 6.000%, 5/15/18	1,000,025
1,633,000	Lear Corp., 5.375%, 3/15/24	1,657,495
1,015,000	Lowe’s Cos., Inc., 5.800%, 4/15/40	1,196,668
1,300,000	Omnicom Group, Inc., 3.650%, 11/1/24	1,276,604
917,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	918,751
1,615,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	1,792,650
1,250,000	Viacom, Inc., 5.850%, 9/1/43	1,244,177

		21,760,788

	Consumer Staples — 0.7%
1,665,000	Altria Group, Inc., 5.375%, 1/31/44	1,761,077
1,322,000	CVS Health Corp., 6.125%, 9/15/39	1,561,786
955,000	Reynolds American, Inc., 5.850%, 8/15/45	1,001,695
583,000	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	583,779

		4,908,337

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — 5.2%
$1,200,000	Buckeye Partners LP, 4.150%, 7/1/23	$1,169,604
1,500,000	Chesapeake Energy Corp., 3.525%, 4/15/19(a)	1,372,500
1,475,000	CNOOC Nexen Finance, 4.250%, 4/30/24	1,506,341
1,425,000	Enable Midstream Partners LP, 5.000%, 5/15/44(b)	1,188,406
1,697,000	Energy Transfer Partners LP, 4.050%, 3/15/25	1,600,254
1,330,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	1,206,132
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,284,334
1,658,000	Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/20	1,753,335
1,250,000	Hess Corp., 5.600%, 2/15/41	1,280,284
1,862,000	Kinder Morgan Energy Partners LP, 5.000%, 3/1/43	1,624,813
1,136,000	Kinder Morgan, Inc., 7.000%, 6/15/17	1,235,359
1,165,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	1,337,878
856,000	NuStar Logistics LP, 8.150%, 4/15/18	950,160
1,575,000	Oceaneering International, Inc., 4.650%, 11/15/24	1,573,557
1,745,000	Petrobras Global Finance BV, 3.875%, 1/27/16	1,752,451
1,177,000	Phillips 66, 5.875%, 5/1/42	1,282,397
1,629,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	1,716,559
1,528,000	Shell International Finance BV, 4.550%, 8/12/43	1,561,362
910,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	1,078,254
2,265,000	Spectra Energy Partners LP, 3.500%, 3/15/25	2,169,116
1,790,000	Statoil ASA, 4.800%, 11/8/43	1,895,193
1,500,000	Total Capital International SA, 0.849%, 8/10/18(a)	1,505,495
1,342,000	Williams Partners LP, 6.300%, 4/15/40	1,363,259
1,600,000	Williams Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	1,700,000
858,000	Williams Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	842,985

		35,950,028

	Financials — 18.7%
538,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.250%, 7/1/20	538,336
2,230,000	Ally Financial, Inc., 3.600%, 5/21/18	2,232,787
1,486,000	Apollo Management Holdings LP, 4.000%, 5/30/24(b)	1,488,000
1,545,000	Ares Finance Co., LLC, 4.000%, 10/8/24(b)	1,486,794
1,624,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	1,659,872
431,000	Associates Corp. of North America, 6.950%, 11/1/18	495,859
4,035,000	Bank of America Corp., MTN, 6.875%, 4/25/18	4,558,263
1,282,000	Bank of America Corp., MTN, 5.875%, 2/7/42	1,478,484
1,874,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	1,977,070
3,038,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	3,222,574
1,125,000	Brixmor Operating Partnership LP, 3.850%, 2/1/25	1,081,195
1,950,000	Capital One Financial Corp., 3.200%, 2/5/25	1,844,482
1,515,000	CBRE Services, Inc., 5.250%, 3/15/25	1,568,025
1,950,000	CIT Group, Inc., 4.250%, 8/15/17	1,979,250
2,500,000	Citigroup, Inc., 1.974%, 5/15/18(a)	2,565,443
900,000	Citigroup, Inc., 4.400%, 6/10/25	896,646

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$1,210,000	Citigroup, Inc., 5.875%, 1/30/42	$1,415,532
1,670,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	1,669,776
1,788,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	1,779,060
1,815,000	Credit Suisse, MTN, 3.625%, 9/9/24	1,804,217
1,849,000	CubeSmart LP, REIT, 4.800%, 7/15/22	1,988,718
1,315,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.100%, 10/29/49(a)(b)	1,387,325
1,554,000	Excel Trust LP, REIT, 4.625%, 5/15/24	1,474,558
1,906,000	First Data Corp., 7.375%, 6/15/19(b)	1,981,287
1,388,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	1,863,631
2,599,000	General Electric Capital Corp., Series B, 6.250%, 12/29/49(a)	2,842,656
3,166,000	Goldman Sachs Group, Inc. (The), 1.437%, 4/23/20(a)	3,196,916
1,552,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	1,836,863
1,275,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,455,813
2,100,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,292,417
1,560,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	1,524,265
1,976,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	1,908,213
1,622,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	1,591,192
1,934,000	HSBC Finance Corp., 6.676%, 1/15/21	2,237,452
2,785,000	Huntington National Bank (The), 2.000%, 6/30/18	2,787,732
1,255,000	International Lease Finance Corp., 8.750%, 3/15/17	1,373,108
1,560,000	iStar Financial, Inc., REIT, 4.000%, 11/1/17	1,532,700
1,711,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,754,952
1,597,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(a)	1,689,227
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	2,008,646
1,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	1,610,705
1,275,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	1,510,875
1,152,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,319,522
870,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	1,303,987
1,000,000	MetLife, Inc., 7.717%, 2/15/19	1,192,768
3,735,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	4,190,879
4,241,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	4,454,857
1,670,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	1,665,825
987,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	1,477,266
1,655,000	Nippon Life Insurance Co., 5.100%, 10/16/44(a)(b)	1,731,544
1,000,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	1,196,247
1,650,000	Old Republic International Corp., 4.875%, 10/1/24	1,707,017
1,447,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	1,457,964
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	533,847
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17	1,106,290

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$1,505,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	$1,760,850
1,565,000	Realogy Group, LLC, 7.625%, 1/15/20(b)	1,657,335
1,065,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	1,135,057
1,390,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	1,458,427
1,670,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	1,698,483
1,450,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	1,498,349
1,120,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	1,257,740
1,473,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	1,871,094
1,514,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	1,591,661
1,350,000	Standard Chartered Bank, 6.400%, 9/26/17(b)	1,471,181
1,735,000	Symetra Financial Corp., 4.250%, 7/15/24	1,730,930
3,140,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(b)	3,161,942
1,062,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	1,374,365
805,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,029,220
1,304,000	Ventas Realty LP, REIT, 5.700%, 9/30/43	1,400,394
1,595,000	Wachovia Corp., 5.500%, 8/1/35	1,745,697
1,350,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	1,324,104
1,415,000	XLIT, Ltd., 4.450%, 3/31/25	1,402,626

		129,498,384

	Health Care — 1.4%
1,250,000	Amgen, Inc., 5.150%, 11/15/41	1,283,686
766,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	767,226
1,133,000	Humana, Inc., 4.950%, 10/1/44	1,111,723
1,675,000	Medtronic, Inc., 4.375%, 3/15/35(b)	1,662,144
1,730,000	Quintiles Transnational Corp., 4.875%, 5/15/23(b)	1,738,650
1,354,000	Tenet Healthcare Corp., 8.000%, 8/1/20	1,409,853
1,666,000	Zimmer Holdings, Inc., 4.250%, 8/15/35	1,539,820

		9,513,102

	Industrials — 2.1%
1,381,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	1,437,698
1,535,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	1,538,837
1,690,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/20	1,691,778
1,478,000	LSB Industries, Inc., 7.750%, 8/1/19	1,566,680
2,100,000	Ryder System, Inc., MTN, 2.500%, 5/11/20	2,084,609
1,245,000	SBA Tower Trust, 2.898%, 10/15/44(b)	1,251,234
1,701,000	United Rentals North America, Inc., 7.375%, 5/15/20	1,814,950
1,560,000	Verisk Analytics, Inc., 5.800%, 5/1/21	1,755,148
1,335,000	Waste Management, Inc., 4.100%, 3/1/45	1,217,747

		14,358,681

	Information Technology — 0.3%
1,900,000	Alibaba Group Holding, Ltd., 2.500%, 11/28/19(b)	1,879,260

	Materials — 2.3%
1,400,000	Cemex SAB de CV, 5.875%, 3/25/19(b)	1,434,580

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Materials — (continued)
$1,626,000	Glencore Finance Canada, Ltd., 4.250%, 10/25/22(b)	$1,597,722
2,635,000	Glencore Funding, LLC, 1.336%, 4/16/18(a)(b)	2,633,556
854,000	International Paper Co., 7.300%, 11/15/39	1,045,193
1,248,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	1,329,120
2,150,000	LYB International Finance BV, 4.875%, 3/15/44	2,088,901
1,214,000	Mosaic Co. (The), 5.450%, 11/15/33	1,292,273
1,305,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	1,395,293
1,200,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,249,500
1,820,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(b)	1,732,092

		15,798,230

	Telecommunication Services — 1.2%
856,000	British Telecommunications PLC, 9.625%, 12/15/30	1,270,452
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,349,258
1,570,000	Level 3 Financing, Inc., 8.625%, 7/15/20	1,677,859
2,366,000	Verizon Communications, Inc., 6.550%, 9/15/43	2,767,638
1,577,000	Verizon Communications, Inc., 5.012%, 8/21/54	1,447,035

		8,512,242

	Utilities — 0.7%
1,675,000	CMS Energy Corp., 4.700%, 3/31/43	1,681,710
1,354,000	Progress Energy, Inc., 3.150%, 4/1/22	1,353,536
1,802,000	PSEG Power, LLC, 2.450%, 11/15/18	1,807,869

		4,843,115

	Total Corporate Bonds (Cost $247,336,425)	247,022,167

FOREIGN GOVERNMENT BONDS — 0.5%

	Mexico — 0.5%
1,094,000	United Mexican States, 5.550%, 1/21/45	1,163,743
2,628,000	United Mexican States, MTN, 4.750%, 3/8/44	2,496,600

		3,660,343

	Total Foreign Government Bonds (Cost $3,405,444)	3,660,343

MORTGAGE-BACKED SECURITIES — 10.1%

	Fannie Mae — 6.9%
35,241	5.000%, 8/1/20, Pool #832058	36,890
144,483	6.000%, 7/1/22, Pool #944967	152,059
145,504	5.000%, 9/1/25, Pool #255892	160,601
1,692,216	4.000%, 2/1/32, Pool #MA0977	1,819,092
3,767,016	4.000%, 6/1/34, Pool #MA1922	4,031,012
3,418,192	3.500%, 11/1/34, Pool #MA2077	3,573,062
120,618	6.500%, 1/1/35, Pool #809198	138,519
3,439,449	4.000%, 3/1/35, Pool #MA2211	3,684,141
59,551	7.000%, 6/1/35, Pool #255820	68,118
38,511	7.000%, 6/1/35, Pool #830686	39,727
206,193	6.500%, 3/1/36, Pool #866062	247,536
118,485	6.500%, 7/1/36, Pool #885493	136,070
1,680,823	5.500%, 8/1/37, Pool #995082	1,890,814
932,410	4.500%, 10/1/39, Pool #AC2645	1,008,267
811,154	5.000%, 6/1/40, Pool #AD4927	900,407
617,744	5.000%, 6/1/40, Pool #AD8718	683,649

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$2,049,356	4.500%, 12/1/40, Pool #AH1100	$2,218,588
1,519,746	4.500%, 5/1/41, Pool #AI1023	1,643,012
2,684,238	4.000%, 9/1/41, Pool #AI3940	2,857,470
915,232	4.500%, 11/1/41, Pool #AJ4994	992,560
1,525,720	4.500%, 12/1/41, Pool #AJ7696	1,652,341
2,710,592	4.000%, 1/1/42, Pool #MA0956	2,884,630
2,703,905	3.500%, 6/1/42, Pool #AB5373	2,795,698
4,444,576	3.500%, 5/1/43, Pool #AB9368	4,593,985
2,320,530	4.500%, 11/1/44, Pool #MA2100	2,514,803
4,196,424	4.500%, 1/1/45, Pool #MA2158	4,549,475
2,147,489	4.000%, 3/1/45, Pool #MA2217	2,279,596

		47,552,122

	Freddie Mac — 2.8%
183,952	5.500%, 10/1/21, Pool #G12425	198,936
136,508	5.000%, 12/1/21, Pool #J04025	144,484
237,179	5.000%, 7/1/25, Pool #C90908	260,913
541,301	2.500%, 1/1/28, Pool #J22069	553,010
402,998	4.000%, 11/1/31, Pool #C91410	430,378
1,683,013	3.500%, 4/1/32, Pool #C91437	1,756,809
2,621,824	3.500%, 7/1/32, Pool #C91467	2,737,899
195,343	5.000%, 3/1/36, Pool #G08115	215,888
20,962	6.500%, 5/1/36, Pool #A48509	24,007
56,736	5.000%, 7/1/36, Pool #G02291	62,512
609,792	6.500%, 9/1/36, Pool #G08152	698,373
283,707	5.000%, 2/1/37, Pool #A57714	312,191
244,186	4.500%, 10/1/39, Pool #A89346	264,422
874,936	5.000%, 6/1/40, Pool #C03479	969,259
484,923	3.742%, 7/1/40, Pool #1B4948(a)	515,145
2,068,796	5.000%, 7/1/40, Pool #A93070	2,295,279
2,432,547	4.000%, 12/1/42, Pool #G07266	2,581,512
1,824,736	3.500%, 5/1/43, Pool #Q18305	1,879,856
1,788,085	4.000%, 5/1/44, Pool #V81186	1,897,500
780,328	4.000%, 7/1/44, Pool #G08595	825,697
714,007	4.000%, 9/1/44, Pool #Q28299	757,981

		19,382,051

	Ginnie Mae — 0.4%
489,623	5.000%, 2/15/40, Pool #737037	542,195
1,950,459	4.500%, 9/20/40, Pool #4801	2,128,271

		2,670,466

	Total Mortgage-Backed Securities (Cost $68,599,182)	69,604,639

MUNICIPAL BONDS — 13.3%

	California — 2.9%
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,191,767
2,100,000	Sacramento County Sanitation Districts Financing Authority, Refunding Revenue, Taxable, Series B, 2.810%, 12/1/21	2,101,407
5,460,000	Solano County Community College District, Refunding Revenue, Taxable, Series B, G.O., 2.909%, 8/1/20	5,632,809
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,854,743

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	California — (continued)
$3,525,000	State of California, Public School Improvements Revenue, G.O., Callable 3/1/25 @ 100, 5.000%, 3/1/26	$4,221,469
1,850,000	University of California, Univ. & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	1,898,433

		19,900,628

	Connecticut — 0.5%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,211,170

	District of Columbia — 0.3%
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,864,582

	Florida — 0.7%
2,135,000	Brevard County School District, Refunding Certificates of Participation, Taxable, Series B, 1.981%, 7/1/18	2,122,105
2,500,000	Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue, Taxable, Series D, 3.733%, 10/1/20	2,663,800

		4,785,905

	Georgia — 0.3%
1,840,000	Rockdale County Water & Sewerage Authority, Refunding Revenue, Taxable (County GTD), 2.860%, 7/1/23	1,842,613

	Hawaii — 0.3%
1,500,000	City & County of Honolulu, HI, Public Improvements, Refunding G.O., Series B, Callable 10/1/25 @ 100, 5.000%, 10/1/30	1,761,585

	Illinois — 0.6%
4,500,000	State of Illinois, Building Public Improvements Revenue, Taxable, 3.081%, 6/15/23	4,428,360

	Maryland — 1.3%
1,760,000	Anne Arundel County, MD, Consolidation General Improvements G.O., Callable 4/1/25 @ 100, 5.000%, 4/1/32	2,058,901
3,250,000	Montgomery County, MD, Refunding G.O., Series A, Callable 11/1/24 @ 100, 5.000%, 11/1/28	3,877,380
2,775,000	State of Maryland, Refunding G.O., Series B, 4.000%, 8/1/23	3,148,820

		9,085,101

	New Jersey — 0.2%
1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	1,255,279

	New York — 2.5%
2,570,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Public Improvements, Series A-1, Callable 8/1/24 @ 100, 5.000%, 8/1/32	2,927,821
3,280,000	New York City Water & Sewer System, Refunding Revenue, Series DD, Callable 6/15/24 @ 100, 5.000%, 6/15/36	3,682,325

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New York — (continued)
$2,000,000	New York State Dormitory Authority, Public Improvements, Refunding Revenue, Series C, Group B, Callable 3/15/24 @ 100, 5.000%, 3/15/30	$2,286,340
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	1,992,580
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	754,290
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	886,905
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	3,183,475
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,813,184

		17,526,920

	Ohio — 0.7%
4,165,000	Columbus City School District, Refunding Revenue, Taxable, G.O., 5.000%, 12/1/22	4,746,226

	Pennsylvania — 0.3%
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,257,898

	Texas — 0.8%
2,340,000	Dallas Independent School District, TX, Refunding G.O., Callable 2/15/25 @ 100 (PSF-GDT), 5.000%, 2/15/30	2,739,321
1,430,000	San Antonio, TX, Water System Multi Utility Improvements, Refunding Revenue, Junior Lien, Series B, Callable 5/15/25 @ 100, 5.000%, 5/15/35	1,628,227
1,390,000	State of Texas Public Finance Authority, Taxable, Series B, Refunding G.O., 3.093%, 10/1/24	1,400,898

		5,768,446

	Virginia — 1.1%
2,425,000	Commonwealth of Virginia, Refunding G.O., Series B, Callable 6/1/25 @ 100 (State Aid Withholding), 5.000%, 6/1/27	2,948,727
1,410,000	Hampton, VA, Advance Refunding G.O., Series B (State Aid Withholding), 5.000%, 9/1/24	1,717,831
2,445,000	Virginia Public School Authority, Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/28	2,911,188

		7,577,746

	Washington — 0.6%
1,680,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	1,684,721
2,320,000	State of Washington, Refunding G.O., Series R-H, Callable 1/1/25 @ 100, 5.000%, 7/1/28	2,722,149

		4,406,870

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Wisconsin — 0.2%
$1,640,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	$1,529,349

	Total Municipal Bonds (Cost $91,510,145)	91,948,678

U.S. TREASURY BONDS — 0.5%

3,656,000	3.125%, 2/15/43	3,661,140

	Total U.S. Treasury Bonds (Cost $3,660,727)	3,661,140

Shares
PREFERRED STOCKS — 0.9%

	Financials — 0.8%
24,978	Ally Financial, Inc., Series A, 8.500%	660,668
61,601	Citigroup Capital XIII, 7.875%	1,599,162
52,677	Lloyds Banking Group PLC, 7.750%	1,315,871
65,135	US Bancorp, Series F, 6.500%	1,838,110

		5,413,811

	Telecommunication Services — 0.1%
47,000	Qwest Corp., 7.000%	1,209,310

	Total Preferred Stocks (Cost $6,567,105)	6,623,121

MONEY MARKET FUND — 0.1%

501,704	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	501,704

	Total Money Market Fund (Cost $501,704)	501,704

Fair Value
Total Investments — 99.4% (Cost $686,958,034)	$686,464,087
Net Other Assets (Liabilities) — 0.6%	4,315,272

NET ASSETS — 100.0%	$690,779,359

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2015. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

PSF — Permanent School Fund

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Corporate Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 96.7%

	Consumer Discretionary — 7.8%
$320,000	21st Century Fox America, Inc., 4.500%, 2/15/21	$ 347,422
325,000	CBS Corp., 2.300%, 8/15/19	321,199
425,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	584,024
425,000	Daimler Finance North America, LLC, 3.250%, 8/1/24(a)	423,952
390,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	397,810
360,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	364,301
455,000	Grupo Televisa SAB, 6.000%, 5/15/18	502,775
500,000	Hyundai Capital America, 2.000%, 3/19/18(a)	500,179
455,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	450,192
255,000	Lear Corp., 5.375%, 3/15/24	258,825
245,000	Omnicom Group, Inc., 3.650%, 11/1/24	240,591
230,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	255,300
350,000	Viacom, Inc., 5.625%, 9/15/19	389,323

		5,035,893

	Consumer Staples — 2.6%
380,000	Altria Group, Inc., 4.750%, 5/5/21	411,788
475,000	Kraft Heinz Foods Co., 2.800%, 7/2/20(a)(b)	475,370
500,000	Reynolds American, Inc., 4.450%, 6/12/25	509,411
325,000	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	325,434

		1,722,003

	Energy — 12.1%
334,000	BP Capital Markets PLC, 1.375%, 11/6/17	333,771
385,000	Buckeye Partners LP, 2.650%, 11/15/18	383,594
550,000	Chesapeake Energy Corp., 3.525%, 4/15/19(c)	503,250
250,000	CNOOC Nexen Finance, 4.250%, 4/30/24	255,312
250,000	Columbia Pipeline Group, Inc., 3.300%, 6/1/20(a)	250,975
450,000	Enable Midstream Partners LP, 3.900%, 5/15/24(a)	416,989
415,000	Energy Transfer Partners LP, 4.050%, 3/15/25	391,341
405,000	EnLink Midstream Partners LP, 4.400%, 4/1/24	406,090
448,000	Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/20	473,760
272,000	Kinder Morgan Energy Partners LP, 6.850%, 2/15/20	314,088
154,000	Kinder Morgan, Inc., 7.000%, 6/15/17	167,469
275,000	Magellan Midstream Partners LP, 6.550%, 7/15/19	315,808
303,000	NuStar Logistics LP, 4.750%, 2/1/22	290,880
285,000	Oceaneering International, Inc., 4.650%, 11/15/24	284,739
300,000	Petrobras Global Finance BV, 3.875%, 1/27/16	301,281
410,000	Petrofac, Ltd., 3.400%, 10/10/18(a)	405,668
350,000	Pioneer Natural Resources Co., 6.650%, 3/15/17(d)	378,499
410,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	432,037
305,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	361,393
355,000	Spectra Energy Partners LP, 3.500%, 3/15/25	339,972
368,000	Western Gas Partners LP, 4.000%, 7/1/22	369,275
300,000	Williams Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	318,750

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$ 135,000	Williams Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	$ 132,637
		7,827,578
	Financials — 52.5%
114,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.250%, 7/1/20	114,071
270,000	AgriBank FCB, Series AI, 9.125%, 7/15/19	335,663
352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	370,809
255,000	Alleghany Corp., 4.950%, 6/27/22	275,047
360,000	Ally Financial, Inc., 3.600%, 5/21/18	360,450
300,000	American Tower Corp., REIT, 5.050%, 9/1/20	325,999
280,000	Apollo Management Holdings LP, 4.000%, 5/30/24(a)	280,377
380,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	365,684
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	265,743
400,000	Associated Banc-Corp, 2.750%, 11/15/19	400,468
190,000	Associates Corp. of North America, 6.950%, 11/1/18	218,592
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	249,583
940,000	Bank of America Corp., MTN, 6.875%, 4/25/18	1,061,900
875,000	Bank of America Corp., Series K, 8.000%, 7/29/49(c)	923,125
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 2.350%, 9/8/19(a)	449,429
485,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17(d)	514,466
335,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	390,202
410,000	Brixmor Operating Partnership LP, 3.850%, 2/1/25	394,035
600,000	Capital One Financial Corp., 3.200%, 2/5/25	567,533
480,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	485,129
380,000	CBRE Services, Inc., 5.250%, 3/15/25	393,300
335,000	CIT Group, Inc., 4.250%, 8/15/17	340,025
390,000	Citigroup, Inc., 3.500%, 5/15/23	380,768
400,000	Citigroup, Inc., 4.400%, 6/10/25	398,509
625,000	Comerica Bank, 2.500%, 6/2/20	625,376
350,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.950%, 11/9/22	349,953
338,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20(d)	336,310
355,000	Credit Suisse, MTN, 3.625%, 9/9/24	352,891
397,000	CubeSmart LP, REIT, 4.800%, 7/15/22	426,999
355,000	DDR Corp., REIT, 9.625%, 3/15/16	374,516
365,000	Essex Portfolio LP, REIT, 3.250%, 5/1/23	351,481
300,000	Excel Trust LP, REIT, 4.625%, 5/15/24	284,664
355,000	First American Financial Corp., 4.300%, 2/1/23	351,791
400,000	First Data Corp., 7.375%, 6/15/19(a)	415,800
410,000	Ford Motor Credit Co., LLC, 2.375%, 1/16/18	413,811
1,100,000	General Electric Capital Corp., Series B, 6.250%, 12/29/49(c)(d)	1,203,125
270,000	Goldman Sachs Group, Inc. (The), 1.437%, 4/23/20(c)	272,637
515,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	511,751
300,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)(d)	342,544

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$435,000	Health Care REIT, Inc., 4.950%, 1/15/21	$ 474,858
505,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	493,432
405,000	Healthcare Trust of America Holdings LP, REIT, 3.375%, 7/15/21	402,951
408,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	400,250
692,000	HSBC Finance Corp., 6.676%, 1/15/21	800,578
265,000	International Lease Finance Corp., 8.750%, 3/15/17	289,939
360,000	iStar Financial, Inc., REIT, 4.000%, 11/1/17	353,700
408,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	418,481
975,000	JPMorgan Chase & Co., Series 1, 7.900%, 4/29/49(c)	1,031,306
365,000	KeyCorp, MTN, 5.100%, 3/24/21	404,959
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	251,959
410,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(a)	433,024
450,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)(d)	515,438
335,000	MetLife, Inc., 7.717%, 2/15/19	399,577
997,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	1,118,690
869,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(d)	912,820
255,000	National City Corp., 6.875%, 5/15/19	295,730
345,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	439,046
410,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	449,937
255,000	Old Republic International Corp., 4.875%, 10/1/24	263,812
400,000	Pacific LifeCorp, 6.000%, 2/10/20(a)	451,916
265,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	282,939
250,000	Protective Life Corp., 7.375%, 10/15/19	296,039
300,000	Prudential Financial, Inc., 8.875%, 6/15/38(c)	351,000
280,000	Realogy Group, LLC, 7.625%, 1/15/20(a)	296,520
400,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	426,312
390,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	409,199
365,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	377,171
245,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	275,131
395,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	501,753
467,000	Sirius International Group, Ltd., 6.375%, 3/20/17(a)	490,955
485,000	Standard Chartered Bank, 6.400%, 9/26/17(a)	528,536
250,000	SunTrust Banks, Inc., 3.500%, 1/20/17	257,449
270,000	Symetra Financial Corp., 4.250%, 7/15/24	269,367
610,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(a)	614,263
375,000	UBS AG, MTN, 5.875%, 7/15/16	391,521
500,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(a)	500,737
390,000	WR Berkley Corp., 4.625%, 3/15/22	414,660
295,000	XLIT, Ltd., 4.450%, 3/31/25	292,420

		34,052,931

	Health Care — 3.0%
350,000	Actavis Funding SCS, 3.800%, 3/15/25	343,813

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Health Care — (continued)
$285,000	DENTSPLY International, Inc., 2.750%, 8/15/16	$ 289,575
310,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(a)	310,496
295,000	Quintiles Transnational Corp., 4.875%, 5/15/23(a)	296,475
300,000	Tenet Healthcare Corp., 8.000%, 8/1/20	312,375
430,000	Zimmer Holdings, Inc., 2.700%, 4/1/20	427,873

		1,980,607

	Industrials — 6.8%
325,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15(d)	325,813
230,000	Dover Corp., 5.450%, 3/15/18	255,029
310,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/20	310,326
290,000	LSB Industries, Inc., 7.750%, 8/1/19	307,400
400,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(a)	422,686
425,000	Republic Services, Inc., 3.550%, 6/1/22	430,508
336,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	335,334
300,000	SBA Tower Trust, 2.898%, 10/15/44(a)	301,502
345,000	Textron, Inc., 3.650%, 3/1/21	352,036
445,000	United Rentals North America, Inc., 7.375%, 5/15/20	474,811
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	500,667
350,000	Waste Management, Inc., 4.600%, 3/1/21	385,335

		4,401,447

	Information Technology — 0.9%
340,000	Alibaba Group Holding, Ltd., 2.500%, 11/28/19(a)	336,289
250,000	Altera Corp., 1.750%, 5/15/17	251,785

		588,074

	Materials — 4.6%
394,000	Cemex SAB de CV, 5.875%, 3/25/19(a)	403,732
585,000	Glencore Finance Canada, Ltd., 4.250%, 10/25/22(a)	574,826
300,000	Glencore Funding, LLC, 1.336%, 4/16/18(a)	299,836
390,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	415,350
400,000	LYB International Finance BV, 4.000%, 7/15/23	409,339
330,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/1/20	352,833
254,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	264,477
250,000	West Fraser Timber Co., Ltd., 4.350%, 10/15/24(a)	237,925

		2,958,318

	Telecommunication Services — 4.0%
270,000	AT&T, Inc., 2.450%, 6/30/20	264,673
450,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(a)(d)	512,376
395,000	Level 3 Financing, Inc., 8.625%, 7/15/20	422,137
310,000	Telefonica Emisiones SAU, 3.992%, 2/16/16(d)	315,329
525,000	Verizon Communications, Inc., 1.053%, 6/17/19(c)	521,703
497,000	Verizon Communications, Inc., 5.150%, 9/15/23	544,136

		2,580,354

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Utilities — 2.4%
$313,000	CMS Energy Corp., 8.750%, 6/15/19	$385,751
350,000	Dominion Resources, Inc., 5.200%, 8/15/19	387,246
375,000	PSEG Power, LLC, 2.450%, 11/15/18	376,221
400,000	Southern Co. (The), 2.750%, 6/15/20	400,966

		1,550,184

	Total Corporate Bonds (Cost $62,475,061)	62,697,389

Shares
PREFERRED STOCKS — 1.2%

	Financials — 1.2%
4,629	Ally Financial, Inc., Series A, 8.500%	122,437
14,500	Citigroup Capital XIII, 7.875%	376,420
10,196	Lloyds Banking Group PLC, 7.750%	254,696
		753,553
	Total Preferred Stocks (Cost $785,863)	753,553

MONEY MARKET FUND — 1.8%

1,172,231	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(e)	1,172,231
	Total Money Market Fund (Cost $1,172,231)	1,172,231
Total Investments — 99.7% (Cost $64,433,155)		64,623,173
Net Other Assets (Liabilities) — 0.3%		202,510

NET ASSETS — 100.0%		$64,825,683

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	Represents securities purchased on a when-issued basis. At June 30, 2015, total cost of investments purchased on a when-issued basis was $475,000.

(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2015. The maturity date reflected is the final maturity date.

(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(e)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 23.1%

$350,000	AmeriCredit Automobile Receivables Trust, Series 2013-3, Class C, 2.380%, 6/10/19	$ 356,007
255,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/8/19	254,777
380,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	380,438
300,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/8/20	302,677
339,993	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.525%, 11/25/35(a)	329,746
600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	599,292
700,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	695,734
300,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 1.585%, 10/25/34(a)	299,970
422,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	432,512
700,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/23	720,853
300,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	388,524
640,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 0.625%, 1/25/36(a)	594,153
15,000	Ford Credit Auto Owner Trust, Series 2014-B, Class C, 1.950%, 2/15/20	15,102
750,000	Ford Credit Auto Owner Trust 2014-REV2, Series 2014-2, Class A, 2.310%, 4/15/26(b)	758,299
650,000	Hertz Vehicle Financing, LLC, Series 2013-1A, Class A2, 1.830%, 8/25/19(b)	646,635
200,000	Home Equity Asset Trust, Series 2005-8, Class M1, 0.615%, 2/25/36(a)	183,404
491,177	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.385%, 1/25/36(a)	473,221
399,583	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 0.655%, 8/25/35(a)	385,248
500,000	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 0.695%, 9/25/35(a)	437,983
450,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 0.645%, 5/25/35(a)	424,207
400,000	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 0.665%, 8/25/35(a)	371,355
320,000	RAMP Trust, Series 2005-RZ4, Class M2, 0.685%, 11/25/35(a)	275,953
400,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.590%, 10/15/18	401,269
600,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/20	608,389
433,572	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.505%, 10/25/35(a)	420,164

	Total Asset Backed Securities (Cost $10,694,338)	10,755,912

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.3%

202,941	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	210,880

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$148,875	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	$151,196
166,767	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	168,734
186,580	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	195,659
238,739	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	252,930
161,616	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	168,268
126,671	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	127,038
262,460	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	277,714
173,346	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	180,019
574,561	Fannie Mae, Series 2011-99, Class CV, 4.500%, 3/25/26	639,006
375,000	Fannie Mae, Series 2011-15, Class VB, 4.000%, 9/25/29	405,196
18,689	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/1/33	21,081
454,890	Fannie Mae, Series 2004-17, Class BZ, 6.000%, 4/1/34	574,658
210,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	207,192
327,346	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/1/44(a)(b)	328,036
100,000	Freddie Mac, Series 3558, Class G, 4.000%, 8/15/24	108,474
37,755	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	39,419
310,834	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	320,709
487,327	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	536,932
149,642	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	170,775
150,000	Freddie Mac, Series 2702, Class CE, 4.500%, 11/15/33	163,595
261,348	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	289,441
551,938	Freddie Mac, Series 3835, Class BA, 4.000%, 8/15/38	587,796
445,101	Freddie Mac, Series 3753, Class PA, 3.500%, 9/15/39	468,346
466,338	Freddie Mac, Series 3816, Class HM, 4.500%, 5/1/40	513,970
356,376	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	378,390
222,152	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	240,832
206,655	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	210,855
347,083	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	357,382

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 83,849	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	$ 84,667
145,039	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	145,816
156,981	PHHMC Trust, Series 2007-6, Class A1, 5.360%, 12/18/37(a)	156,034
147,207	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	154,198
129,194	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 5.316%, 7/25/35(a)	133,400
327,167	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	330,255
141,464	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 5/25/35	143,494
54,012	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	55,160
35,918	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A2, 5.000%, 5/25/35	36,681
45,555	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	46,880
330,176	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	337,927

	Total Collateralized Mortgage Obligations (Cost $9,734,260)	9,919,035

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.0%

70,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/1/46	72,925
10,088	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.634%, 4/10/49(a)	10,111
60,404	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	60,526
476,369	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	470,246
410,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AJ, 5.766%, 4/1/38(a)	421,649
180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/1/47	183,685
100,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.239%, 12/10/49(a)	107,487
618,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	622,427
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	193,064
450,000	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/1/43(a)(b)	507,802
370,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	388,202
216,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	226,554
70,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/1/43(b)	76,875
300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM, 5.593%, 5/12/45	311,249

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	$ 549,735
375,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class AS, 4.043%, 7/15/47	389,649
185,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.369%, 9/15/45(a)	202,836
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	104,640
145,000	Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.360%, 11/1/41	151,717
400,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661%, 6/1/44(b)	441,106
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)	844,414
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/1/44(a)(b)	109,086
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	442,826
700,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902%, 6/1/44(a)(b)	783,468
529,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	548,956
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	172,957

	Total Commercial Mortgage-Backed Securities (Cost $8,509,975)	8,394,192

MORTGAGE-BACKED SECURITIES — 35.0%

	Fannie Mae — 20.8%
213,748	4.000%, 3/1/31, Pool #MA0667	228,176
327,750	4.000%, 5/1/32, Pool #MA1074	350,722
405,419	4.000%, 6/1/34, Pool #MA1922	433,831
247,185	4.000%, 9/1/34, Pool #MA2019	264,599
767,266	3.500%, 5/1/35, Pool #MA2260	802,364
253,327	5.000%, 4/1/36, Pool #AB0111	280,760
276,888	5.500%, 6/1/38, Pool #984277	310,747
216,252	5.500%, 8/1/38, Pool #995072	244,366
228,930	4.500%, 9/1/39, Pool #AC1830	248,054
178,494	5.000%, 12/1/39, Pool #AC8518	197,235
148,548	4.500%, 9/1/40, Pool #AE0411	161,682
296,653	4.500%, 10/1/40, Pool #AE4855	321,431
265,966	5.000%, 1/1/41, Pool #AH3373	295,237
281,292	3.500%, 2/1/41, Pool #AH5646	291,161
51,830	4.000%, 2/1/41, Pool #AH6188	55,219
584,367	4.000%, 3/1/41, Pool #AH4008	622,582
799,776	4.500%, 3/1/41, Pool #AB2467	877,094
165,442	4.500%, 6/1/41, Pool #AC9298	179,360
265,592	5.000%, 7/1/41, Pool #AI5595	294,825
455,081	4.000%, 9/1/41, Pool #AJ1717	484,640
453,279	3.500%, 6/1/42, Pool #AB5373	468,666
714,509	3.500%, 5/1/43, Pool #AB9368	738,528
218,933	4.500%, 10/1/44, Pool #MA2066	237,217
664,854	4.500%, 1/1/45, Pool #MA2158	720,789
551,048	4.000%, 3/1/45, Pool #MA2217	584,947

		9,694,232

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — 12.5%
$785,947	3.500%, 5/1/32, Pool #C91458	$ 820,905
669,881	3.500%, 7/1/32, Pool #C91467	699,539
253,505	4.000%, 11/1/32, Pool #G30616	270,707
411,938	4.500%, 10/1/39, Pool #G05659	445,816
150,723	5.500%, 10/1/39, Pool #A89387	168,851
197,655	5.000%, 4/1/40, Pool #A91812	218,116
195,210	5.500%, 4/1/40, Pool #C03467	218,662
202,513	5.000%, 8/1/40, Pool #C03491	224,707
311,904	4.000%, 11/1/40, Pool #A94742	331,682
323,917	4.000%, 12/1/40, Pool #A95447	344,531
455,374	4.000%, 1/1/41, Pool #A96312	483,212
287,569	3.500%, 3/1/42, Pool #G08479	296,533
541,420	3.500%, 4/1/42, Pool #C03858	558,336
689,666	3.500%, 8/1/42, Pool #Q10324	711,216

		5,792,813

	Ginnie Mae — 1.7%
255,662	4.500%, 6/15/39, Pool #720075	280,655
36,228	4.000%, 12/20/40, Pool #755678	38,657
174,353	4.500%, 3/20/41, Pool #4978	190,249
245,268	4.500%, 5/15/41, Pool #738310	269,145

		778,706

	Total Mortgage-Backed Securities (Cost $16,060,670)	16,265,751

U.S. TREASURY NOTE — 0.8%

400,000	2.125%, 5/15/25	392,750

	Total U.S. Treasury Note (Cost $391,216)	392,750

Shares		Fair Value
MONEY MARKET FUND — 4.0%

1,840,236	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	$1,840,236
	Total Money Market Fund (Cost $1,840,236)	1,840,236

Total Investments — 102.2% (Cost $47,230,695)		47,567,876
Net Other Assets (Liabilities) — (2.2)%		(1,028,046)

NET ASSETS — 100.0%		$46,539,830

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2015. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 94.2%

	Kentucky — 94.2%
$300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	$335,949
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	473,588
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, 5.000%, 10/1/21	583,735
400,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building, Refunding Revenue, Series A, (AGM), 5.250%, 1/1/19	454,372
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	292,404
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	605,844
400,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	435,220
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Hospital Improvements Revenue, Series A, 5.000%, 6/1/16	519,425
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding & Improvement Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	614,157
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	537,175
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	487,765
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	524,340
400,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	451,400
400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	446,252
460,000	Laurel County, KY, Judicial Center Public Properties Corp., Justice Center Projects, Public Improvements Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	494,877
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	328,242
525,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	598,101

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$500,000	Lexington-Fayette Urban County, KY, Government Sewer System, Refunding Revenue, Series A, 4.000%, 9/1/23	$ 562,170
535,000	Louisville & Jefferson County, KY, Metropolitan Government, Catholic Health Initiatives, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 12/1/35	570,037
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	546,895
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	570,065
500,000	Northern Kentucky University, University & College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC, State Intercept), OID, 4.250%, 9/1/21	532,180
540,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	601,744
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100, (Assured Guaranty), 5.250%, 9/15/21	597,750
400,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	449,004
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	303,809
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	223,802
300,000	University of Kentucky, Refunding Revenue, Series D (State Intercept), 5.250%, 10/1/20	354,696
380,000	Warren County, KY, Community Hospital Corp. Project, Refunding Revenue, Series A, 5.000%, 8/1/17	413,193

	Total Municipal Bonds (Cost $13,224,617)	13,908,191

Shares
MONEY MARKET FUND — 4.8%
710,336	Federated Tax-Free Obligations Fund, Institutional Shares, 0.010%(a)	710,336

	Total Money Market Fund (Cost $710,336)	710,336

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Fair Value
Total Investments — 99.0% (Cost $13,934,953)	$14,618,527
Net Other Assets (Liabilities) — 1.0%	141,106

NET ASSETS — 100.0%	$14,759,633

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.7%

	District of Columbia — 4.9%
$ 575,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/20	$ 656,547
1,000,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Refunding Notes, Series A, Callable 7/1/19 @ 100, 5.250%, 7/1/27	1,130,800

		1,787,347

	Maryland — 93.8%
1,000,000	Anne Arundel County, MD, Consolidated Water & Sewer Utility Improvements G.O., 5.000%, 4/1/22	1,192,450
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	890,968
600,000	Baltimore, MD, Refunding Certificate of Participation, Series A, 5.000%, 10/1/17	652,542
1,000,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	1,201,350
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,058,433
1,025,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., Series B, 4.000%, 8/1/17	1,094,505
300,000	Howard County, MD, Local Multifamily Housing Commission Revenue, Columbia Commons Apartments, Series A, 3.000%, 6/1/21	310,704
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	167,615
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	174,805
690,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	713,536
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	290,402
115,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue (Lutheran Center Corp.), Callable 4/1/17 @ 100, 5.250%, 4/1/19	121,424
975,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	1,133,135
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	483,693
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects, Refunding Revenue (AGC), 5.000%, 6/1/16	759,997

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$ 555,000	Maryland Environmental Service, Mid Shore II Regional Landfill, Resource Recovery Improvements Revenue, 4.000%, 11/1/17	$ 593,112
1,000,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	1,078,560
1,090,000	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital, Refunding Revenue, Series A, 5.000%, 7/1/19	1,214,740
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	965,592
1,000,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital, Refunding Revenue, Series A, 5.000%, 7/1/22	1,137,340
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	562,915
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,154,480
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	603,235
1,000,000	Maryland Health & Higher Educational Facilities Authority, MedStar Health Inc., Health, Hospital, Nursing Home Improvements Revenue, Series B, Callable 8/15/23 @ 100, 5.000%, 8/15/38	1,094,880
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	452,492
810,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	847,001
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	450,540
1,160,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	1,385,237
500,000	Maryland State Department of Transportation, Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	559,230
1,100,000	Maryland State Transportation Authority, Grant & Revenue Anticipation, Highway Improvements Revenue, Callable 3/1/19 @ 100, OID, 5.000%, 3/1/20	1,238,281
635,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, 5.000%, 7/1/19	728,224

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$1,000,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	$1,132,240
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	542,160
1,000,000	Montgomery County, MD, Public Transportation Equipment Transit Improvements Certificate of Participation, 4.000%, 5/1/17	1,056,140
1,025,000	Montgomery County, MD, Revenue Authority, Refunding Revenue, 5.000%, 5/1/22	1,199,383
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	856,537
890,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	971,791
1,000,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/01/24 @ 100, 4.000%, 9/1/25	1,128,910
530,000	Talbot County, MD, Public School Improvements G.O., 5.000%, 12/15/16	564,911
1,140,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	1,280,368

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$700,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	$ 799,246
500,000	Washington Suburban Sanitary Commission, Water Supply G.O., Callable 6/1/17 @ 100, 4.000%, 6/1/20	527,795
		34,370,899
	Total Municipal Bonds (Cost $35,082,719)	36,158,246

Shares
MONEY MARKET FUND — 1.2%

456,063	Federated Tax-Free Obligations Fund, Institutional Shares, 0.010%(a)	456,063
	Total Money Market Fund (Cost $456,063)	456,063
Total Investments — 99.9% (Cost $35,538,782)		36,614,309
Net Other Assets (Liabilities) — 0.1%		39,339

NET ASSETS — 100.0%		$36,653,648

(a)	Represents the current yield as of report date.

AGC — Assured Guaranty Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.9%

	North Carolina — 98.9%
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,714,905
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,665,293
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,152,610
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,130,290
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,181,430
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,153,812
1,985,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,108,804
2,000,000	Buncombe County, NC, Refunding Revenue, Limited Obligations, Series A, 5.000%, 6/1/20	2,325,420
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,114,900
1,960,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, 5.000%, 1/1/17	2,085,460
1,685,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,903,999
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,954,848
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,466,585
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,702,593
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,752,709
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,288,168
1,030,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,143,012
1,120,000	Cary, NC, Combined Utility Systems, Refunding Revenue, Callable 12/1/25 @ 100, 4.000%, 12/1/29	1,206,038
1,000,000	Cary, NC, Combined Utility Systems, Refunding Revenue, Callable 12/1/25 @ 100, 4.000%, 12/1/30	1,072,220

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Cary, NC, Combined Utility Systems, Refunding Revenue, Callable 12/1/25 @ 100, 4.000%, 12/1/31	$1,065,820
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,106,080
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,113,750
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,139,830
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,120,140
1,280,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,334,400
1,000,000	Charlotte, NC, Storm Water Fee Public, Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,042,690
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,157,380
2,000,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,427,820
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,235,460
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,179,850
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,601,901
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,250,680
1,000,000	Durham, NC, Refunding G.O., 4.000%, 9/1/25	1,145,200
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,913,695
1,085,000	Franklin County, NC, Public Facilities Projects, Certificate of Participation, Callable 9/1/17 @ 100 (NATL-RE), 5.000%, 9/1/22	1,171,225
1,030,000	Henderson County, NC, University & College Improvements Revenue, Series B, 4.000%, 12/1/16	1,079,162
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,188,396
2,335,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/19	2,652,093
2,125,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/20	2,464,809
2,470,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/21	2,904,695
4,000,000	Johnston County, NC, Refunding G.O., 4.000%, 2/1/26	4,458,000

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Lee County, NC, Public Facilities Projects, School Improvements Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	$1,069,930
1,570,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/19	1,723,530
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,894,920
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	1,951,793
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,804,394
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,362,620
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,397,683
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,145,196
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,192,189
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,445,006
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,134,040
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,183,613
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,502,003
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,157,430
1,000,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 1/1/25	1,145,170
1,915,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	2,201,158
1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	1,024,850
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,095,651

1,500,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,623,060

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	$5,627,200
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	1,006,747
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,330,332
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group, Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,078,640
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,471,410
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,704,833
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,148,545
1,260,000	North Carolina Medical Care Commission, Wakemed Refunding Revenue, Series A, 5.000%, 10/1/22	1,456,636
2,000,000	North Carolina Medical Care Commission, Wakemed, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/27	2,219,660
745,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	812,221
2,500,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power, Refunding Revenue, Series B, Callable 1/1/20 @ 100, 5.000%, 1/1/21	2,845,675
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,327,740
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	4,975,379
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,562,522
1,250,000	Onslow County, NC, Refunding G.O., 5.000%, 12/1/21	1,476,900
1,520,000	Onslow Water & Sewer Authority, Water Utility Improvements Revenue, Series B, Callable 8/24/15 @ 100 (XLCA), 5.000%, 6/1/21	1,525,974
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,613,990
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,215,135

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	$1,124,460
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,393,702
1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,604,644
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,597,373
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,440,584
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,756,800
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,879,440
1,070,000	Raleigh, NC, Public Improvements, Revenue, Series A, Callable 10/1/24 @ 100, 4.000%, 10/1/31	1,121,424
1,560,000	Rockingham County, NC, Public Improvements Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,677,359
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,670,332
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,335,333
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,124,020
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,627,787
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,203,030
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,625,602
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,959,132
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,752,390
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,598,811
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,701,112
1,975,000	University of North Carolina System, The University of North Carolina at Greensboro, Refunding Revenue, Series B2, 5.000%, 4/1/17	2,120,696

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	University of North Carolina System, University & College Improvements, General Trust Indenture Revenue, Series C, 4.500%, 10/1/17	$ 1,072,290
775,000	University of North Carolina System, University & College Improvements, Unrefunded Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	816,641
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,450,741
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,130,290
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,104,030
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,152,090
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,422,849
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,079,720
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,268,788
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,183,750

	Total Municipal Bonds (Cost $184,557,715)	192,325,167

Shares
MONEY MARKET FUND — 1.5%
2,989,402	Federated North Carolina Municipal Cash Trust, Institutional Shares, 0.010%(a)	2,989,402

	Total Money Market Fund (Cost $2,989,402)	2,989,402

Total Investments — 100.4% (Cost $187,547,117)		195,314,569
Net Other Assets (Liabilities) — (0.4)%		(858,056)

NET ASSETS — 100.0%		$194,456,513

(a)	Represents the current yield as of report date.

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 93.5%

	South Carolina — 93.5%
$1,515,000	Anderson County, SC, School District No 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	$1,792,775
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,126,650
1,095,000	Anderson, SC, Water & Sewer, Refunding Revenue (AGM), 5.000%, 7/1/19	1,246,099
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,184,040
1,000,000	Beaufort County, SC, School District, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,071,890
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,198,290
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,182,990
2,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	2,956,550
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,519,456
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,470,045
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,172,040
1,095,000	Columbia, SC, Recreational Facilities Improvements Revenue, Callable 2/1/24 @ 100, 4.000%, 2/1/31	1,136,095
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	1,332,841
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,268,363
600,000	Educational Facilities Authority, Wofford College, University & College Improvements Revenue, Series B, 2.000%, 4/1/27(a)	599,070
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,142,500
1,895,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	2,118,686
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,180,250
1,075,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,140,489
570,000	Greenville County, SC, School District Building Refunding Revenue, Callable 12/1/16 @ 100, OID, 4.250%, 12/1/21	598,198
1,340,000	Greenville Health System, Hospital System Board, Refunding Revenue, 5.000%, 5/1/21	1,533,911
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,096,180

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	$1,127,900
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	592,832
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,275,333
1,000,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	1,198,190
500,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue (AGC), 5.000%, 12/1/16	529,855
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,720,668
1,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/23	1,083,050
785,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	914,219
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,171,920
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,062,820
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,075,745
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,159,790
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,693,001
705,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	734,561
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	945,797
550,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	603,097
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,093,280
330,000	Piedmont Municipal Power Agency, Power System, Prerefunded, Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	366,736
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,106,160
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,153,800
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,095,340
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,253,903

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	$1,752,135
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,296,908
1,235,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	1,311,916
825,000	SCAGO Educational Facilities Corp. for Pickens School District, Pickens County Project, School Improvements Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	876,381
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	556,720
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	565,055
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	612,799
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,137,350
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,690,770
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	557,105
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	546,495
1,150,000	South Carolina Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,301,018
1,030,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	1,133,659

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,015,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	$1,113,181
1,225,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	1,253,898
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	657,696
830,000	Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities, Refunding Revenue, 4.500%, 12/15/16	870,072
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	564,950

	Total Municipal Bonds (Cost $67,872,484)	69,823,513

Shares
MONEY MARKET FUND — 5.3%
3,943,343	Federated Tax-Free Obligations Fund, Institutional Shares, 0.010%(b)	3,943,343
	Total Money Market Fund (Cost $3,943,343)	3,943,343
Total Investments — 98.8% (Cost $71,815,827)		73,766,856
Net Other Assets (Liabilities) — 1.2%		890,618

NET ASSETS — 100.0%		$74,657,474

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2015. The maturity date reflected is the final maturity date.

(b)	Represents the current yield as of report date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.8%

	District of Columbia — 1.8%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,336,413
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	709,706
		2,046,119
	Virginia — 96.0%
1,000,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, 5.000%, 6/1/21	1,171,520
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	2,023,598
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,201,158
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,044,930
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,187,670
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington, Refunding Revenue, 5.000%, 7/1/18	1,103,630
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,240,558
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,247,512
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing, Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,612,025
1,875,000	Fairfax County, VA, Economic Development Authority, Goodwin House Inc., Refunding Revenue, Callable 10/1/17 @ 100, 5.000%, 10/1/27	1,961,119
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	2,953,450
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	1,099,050
595,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project, Refunding Revenue, Series C, 5.000%, 5/15/18	659,926
2,160,000	Fairfax County, VA, Sewer Improvements Revenue, Callable 7/15/21 @ 100, 5.000%, 7/15/22	2,546,554

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	$1,112,710
1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,119,070
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,864,577
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,201,460
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,168,760
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,890,141
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B, (State Aid Withholding), 5.000%, 12/1/16	1,085,300
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,663,537
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,840,783
1,315,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, 5.000%, 2/1/18	1,448,025
1,445,000	Montgomery County, VA, Industrial Development Authority, Public Projects, Public Improvements, Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,564,343
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,244,720
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,198,330
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,097,620
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,140,080
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,152,340
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,619,001

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	$1,128,420
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,127,580
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,492,748
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,011,822
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,362,385
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,973,598
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,554,318
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,640,002
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,219,147
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,354,574
1,520,000	Richmond Metropolitan Transportation Authority (The), Expressway, Refunding Revenue, (NATL), 5.250%, 7/15/16	1,589,966
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,341,600
2,195,000	Riverside Regional Jail Authority, Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/27	2,580,266
1,000,000	Riverside Regional Jail Authority, Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/30	1,153,970
1,760,000	Riverside, VA, Regional Jail Authority, Refunding Revenue, 5.000%, 7/1/22	2,064,550
1,415,000	Roanoke, VA, Economic Development Authority, Carillion Health System, Remarketing, Refunding Revenue, Series C, (AGM), 5.000%, 7/1/17	1,527,832
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,100,121
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	976,615
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,093,010
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,739,656
1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	1,442,150

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	$1,603,634
2,425,000	Suffolk, VA, Public Improvements, Refunding G.O., Series A, (NATL-RE), 5.000%, 2/1/17	2,594,289
465,000	Suffolk, VA, Unrefunded, Refunding G.O., Callable 12/1/15 @ 100, 5.000%, 12/1/18	474,328
1,100,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	1,264,285
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	2,954,375
845,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, Callable 2/1/18 @ 100, (State Intercept), 5.000%, 2/1/21	933,277
1,750,000	Virginia College Building Authority, Advance Refunding Revenue, Series B, Callable 9/1/24 @100 (State Aid Withholding), 4.000%, 9/1/25	1,933,628
1,000,000	Virginia College Building Authority, Educational Refunding Revenue, Series A, (State Intercept), 5.000%, 9/1/19	1,151,550
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,112,157
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,195,654
1,500,000	Virginia Port Authority Commonwealth Port Fund, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,723,245
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,312,200
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution, School Improvement Revenue, Series B, Callable 8/1/17 @100, (NATL-RE), 5.000%, 8/1/26	1,086,260
1,150,000	Virginia Resources Authority, State Revolving Fund, Refunding Revenue, 5.500%, 10/1/17	1,271,360
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,918,896
1,255,000	Western Regional Jail Authority, Correctional Facilities Improvement Revenue, Callable 6/1/17 @ 100, (NATL-RE), 4.750%, 6/1/23	1,351,233
1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,816,580
700,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, 5.000%, 1/1/22	810,341

Continued

48

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$ 920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	$ 1,049,039
2,000,000	York County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, 1.875%, 5/1/33(a)	2,022,120
		113,516,278
	Total Municipal Bonds (Cost $111,301,786)	115,562,397

Shares		Fair Value
MONEY MARKET FUND — 0.7%

850,464	Federated Virginia Municipal Money Market Portfolio, Institutional Shares, 0.010%(b)	$ 850,464
	Total Money Market Fund (Cost $850,464)	850,464
Total Investments — 98.5% (Cost $112,152,250)		116,412,861
Net Other Assets (Liabilities) — 1.5%		1,803,476
NET ASSETS — 100.0%		$118,216,337

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2015. The maturity date reflected is the final maturity date.

(b)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.3%

$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,164,357
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,152,639
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,621,170
875,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 8/24/15 @ 100, 5.000%, 3/1/22	877,923
670,000	Braxton County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/18 @ 100, (AGM, West Virginia Board Commission), 5.000%, 5/1/23	735,144
1,215,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, 4.000%, 6/1/19	1,325,176
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,134,424
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,687,526
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,151,568
2,250,000	Greenbrier County, WV, Board of Education, Public School Improvements G.O., (AGM), 5.000%, 5/1/18	2,501,033
1,605,000	Jefferson County, WV, Board of Education Public School, Refunding G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,760,958
1,700,000	Marshall University, WV, Refunding Revenue, 5.000%, 5/1/19	1,921,901
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,584,364
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,778,135
1,000,000	Mason County, WV, Appalachian Power Co., Industrial Improvements Revenue, Series L, 1.625%, 10/1/22(a)	997,150
1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,785,139
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,168,520
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	757,856

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$ 965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	$1,077,133
775,000	Monongalia County, WV, Building Commission Justice Center, Public Improvements Revenue, Series A, 4.000%, 2/1/21	849,919
405,000	Monongalia County, WV, Building Commission Justice Center, Public Improvements Revenue, Series A, Callable 2/1/21 @ 100, 4.000%, 2/1/22	437,979
815,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	945,441
1,205,000	Monongalia County, WV, Building Commission, Health, Hospital, Nursing Home Improvement Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,205,169
1,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	1,122,550
390,000	Ohio County, WV, County Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Series A, 5.350%, 6/1/17	405,717
860,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., 4.000%, 5/1/21	953,817
295,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/22	322,579
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,312,100
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,251,886
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,065,350
1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,851,995
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,445,574
1,365,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,490,211
2,005,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	2,214,061
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,089,340
1,855,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/18	2,010,356

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$1,650,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/19	$1,787,313
3,700,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100, (NATL), 5.000%, 7/1/20	4,000,699
500,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	582,035
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,462,239
1,300,000	School Building Authority of West Virginia, School Improvements Revenue, 5.000%, 7/1/18	1,444,456
1,050,000	School Building Authority of West Virginia, School Improvements Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,149,929
1,840,000	School Building Authority of West Virginia, School Improvements Revenue, Callable 7/1/18 @100, 5.250%, 7/1/21	2,040,486
1,400,000	Shepherd University Board of Governors, Residence Facilities Projects, University & College Improvements, Revenue, Callable 8/10/15 @ 100, (NATL-RE), 5.000%, 6/1/25	1,405,502
500,000	West Virginia Economic Development Authority, Appalachian Power Co. Amos Plant Project, Refunding Revenue, 1.900%, 3/1/40(a)	498,955
1,215,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, 5.000%, 6/1/19	1,381,406
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,454,590
4,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	5,354,814
750,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease, Refunding Revenue, Series B, 4.000%, 11/1/21	824,123
1,710,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, 3.000%, 12/15/18	1,802,614
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	1,998,221
1,600,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,839,088

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$ 250,000	West Virginia Higher Education Policy Commission, Higher Educational Facilities, Refunding Revenue, Series B, Callable 8/24/15 @ 100, (NATL), 5.000%, 4/1/16	$250,975
440,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Health, Hospital, Nursing Home Improvements Revenue, Series A, OID, 6.500%, 9/1/16	456,192
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,209,300
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	604,883
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	720,896
1,555,000	West Virginia Housing Development Fund, Refunding Revenue, Series A, 2.750%, 11/1/20	1,603,174
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,127,233
1,320,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL), 5.250%, 5/15/17	1,427,831
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL), 5.250%, 5/15/19	2,288,660
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,153,000
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,888,549
500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/19	575,050
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,752,210
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	1,973,633
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,711,121

	Total Municipal Bonds (Cost $95,497,736)	98,925,337

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.5%

1,555,355	Federated Tax-Free Obligations Fund, Institutional Shares, 0.010%(b)	$ 1,555,355
	Total Money Market Fund (Cost $1,555,355)	1,555,355
Total Investments — 98.8% (Cost $97,053,091)		100,480,692
Net Other Assets (Liabilities) — 1.2%		1,196,429

NET ASSETS — 100.0%		$101,677,121

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2015. The maturity date reflected is the final maturity date.

(b)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

RE — Reinsurance

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Diversified Income Fund (formerly known as Sterling Capital Strategic Allocation Conservative Fund)

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 38.6%

260,091	Advisory Research MLP & Energy Income Fund	$ 3,326,569
139,239	First Trust DJ Global Select Dividend Index Fund	3,416,925
102,522	JPMorgan Global Research Enhanced Index Fund	1,931,512
167,668	Madison Covered Call & Equity Income Fund	1,607,933
83,698	PowerShares S&P 500 BuyWrite Portfolio	1,759,332
24,102	Vanguard Global ex-U.S. Real Estate ETF	1,336,697
34,372	Vanguard High Dividend Yield ETF	2,313,923
26,006	Vanguard REIT ETF	1,942,388
	Total Equity Funds (Cost $18,362,431)	17,635,279

FIXED INCOME FUNDS — 59.6%

173,234	Guggenheim Floating Rate Strategies Fund	4,550,848
429,938	Hotchkis and Wiley High Yield Fund	5,378,521
38,234	iShares 20+ Year Treasury Bond ETF	4,490,966
138,371	Pioneer ILS Interval Fund(a)	1,411,384
122,477	PowerShares Emerging Markets Sovereign Debt Portfolio	3,393,838
334,661	Principal Preferred Securities Fund	3,403,506
223,938	Sterling Capital Corporate Fund, Institutional Shares(b)	2,275,209
229,103	Sterling Capital Securitized Opportunities Fund, Institutional Shares(b)	2,277,285
	Total Fixed Income Funds (Cost $27,283,548)	27,181,557

Shares		Fair Value
MONEY MARKET FUND — 2.0%

914,394	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	$ 914,394
	Total Money Market Fund (Cost $914,394)	914,394
Total Investments — 100.2% (Cost $46,560,373)		45,731,230
Net Other Assets (Liabilities) — (0.2)%		(75,176)

NET ASSETS — 100.0%		$45,656,054

(a)	Represents non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

(c)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 64.6%

1,020,493	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$10,419,236
274,379	Sterling Capital Equity Income Fund, Institutional Shares(a)	5,218,697
377,556	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	3,809,545
214,628	Sterling Capital Special Opportunities Fund, Institutional Shares(a)(b)	5,318,489
	Total Equity Funds (Cost $22,693,722)	24,765,967

FIXED INCOME FUND — 33.5%

1,217,504	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	12,844,672
	Total Fixed Income Fund (Cost $12,723,708)	12,844,672

MONEY MARKET FUND — 1.8%

701,811	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	701,811
	Total Money Market Fund (Cost $701,811)	701,811
Total Investments — 99.9% (Cost $36,119,241)		38,312,450
Net Other Assets (Liabilities) — 0.1%		54,716

NET ASSETS — 100.0%.		$38,367,166

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

(b)	Represents non-income producing security.

(c)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund

Schedule of Portfolio Investments

June 30, 2015 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 81.3%

918,714	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$ 9,380,071
247,033	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,698,577
325,182	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	3,281,089
193,244	Sterling Capital Special Opportunities Fund, Institutional Shares(a)(b)	4,788,590
	Total Equity Funds (Cost $20,110,816)	22,148,327

FIXED INCOME FUND — 17.5%

450,058	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	4,748,116
	Total Fixed Income Fund (Cost $4,820,600)	4,748,116

MONEY MARKET FUND — 1.7%

469,425	Federated Treasury Obligations Fund, Institutional Shares, 0.010%(c)	469,425
	Total Money Market Fund (Cost $469,425)	469,425
Total Investments — 100.5% (Cost $25,400,841)		27,365,868
Net Other Assets (Liabilities) — (0.5)%		(122,889)

NET ASSETS — 100.0%		$27,242,979

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.

(b)	Represents non-income producing security.

(c)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments

June 30, 2015 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (formerly known as Sterling Capital Large Cap Value Diversified Fund), Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund (formerly known as Sterling Capital Small Cap Value Diversified Fund), Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund (formerly known as Sterling Capital Strategic Allocation Conservative Fund), Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives. The Funds of Funds currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. At June 30, 2015, Sterling Capital Long/Short Equity Fund has a security valued by Pricing Committee recorded at fair value of $75,559

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

and represents 0.07% of net assets.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2015, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2015 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$281,689,582(a	)	$—	$—	$281,689,582
Sterling Capital Mid Value Fund	765,311,288(a	)	—	—	765,311,288
Sterling Capital Behavioral Small Cap Value Equity Fund	135,551,421(a	)	—	—	135,551,421
Sterling Capital Special Opportunities Fund	944,459,310(a	)	—	—	944,459,310
Sterling Capital Equity Income Fund	1,749,188,828(a	)	—	—	1,749,188,828
Sterling Capital Long/Short Equity Fund	111,149,139(a	)	1,703,750(a)	—	112,852,889
Sterling Capital Behavioral International Equity Fund	20,249,557(a	)		—	20,249,557
Sterling Capital Ultra Short Bond Fund	1,096,610(b	)	42,396,659(a)	—	43,493,269
Sterling Capital Short Duration Bond Fund	1,558,990(b	)	90,498,438(a)	—	92,057,428
Sterling Capital Intermediate U.S. Government Fund	1,888,706(b	)	33,421,619(a)	—	35,310,325
Sterling Capital Total Return Bond Fund	7,124,825(b	)	679,339,262(a)	—	686,464,087
Sterling Capital Corporate Fund	1,925,784(b	)	62,697,389(a)	—	64,623,173
Sterling Capital Securitized Opportunities Fund	1,840,236(b	)	45,727,640(a)	—	47,567,876
Sterling Capital Kentucky Intermediate Tax-Free Fund	710,336(b	)	13,908,191(a)	—	14,618,527
Sterling Capital Maryland Intermediate Tax-Free Fund	456,063(b	)	36,158,246(a)	—	36,614,309
Sterling Capital North Carolina Intermediate Tax-Free Fund	2,989,402(b	)	192,325,167(a)	—	195,314,569
Sterling Capital South Carolina Intermediate Tax-Free Fund	3,943,343(b	)	69,823,513(a)	—	73,766,856
Sterling Capital Virginia Intermediate Tax-Free Fund	850,464(b	)	115,562,397(a)	—	116,412,861
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,555,355(b	)	98,925,337(a)	—	100,480,692
Sterling Capital Diversified Income Fund	45,731,230(a	)	—	—	45,731,230
Sterling Capital Strategic Allocation Balanced Fund	38,312,450(a	)	—	—	38,312,450
Sterling Capital Strategic Allocation Growth Fund	27,365,868(a	)	—	—	27,365,868

Liabilities:
Investments Sold Short
Sterling Capital Long/Short Equity Fund	$28,501,570(a	)	$—	$—	$28,501,570
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	181,150		—	—	181,150
Sterling Capital Equity Income Fund (c)	1,667,250		—	—	1,667,250

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

(a)    Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.

(b)    Represents money market funds and/or certain preferred stocks.

(c)    Other financial instruments are written options shown at value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2015.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Total Return Bond Fund and the Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls —The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Capital Long/Short Equity Fund purchases put options, which gives a Fund the right to sell a specified amount of an underlying security at a specified price within a specified time. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of June 30, 2015:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Akamai Technologies, Inc., $85.00, 8/21/15	1,000	$(12,000)
Akamai Technologies, Inc., $90.00, 11/20/15	800	(30,400)
HCA Holdings, Inc., $100, 9/18/15	730	(54,750)
J.B. Hunt Transport Services, Inc., $100, 11/20/15	1,000	(15,000)
Lennar Corp, Class A, $55.00, 8/21/15	1,000	(59,000)
Lennar Corp, Class A, $60.00, 8/21/15	1,000	(10,000)

	5,530	$(181,150)

Sterling Capital Equity Income Fund
Anthem, Inc., $150.00, 9/18/15	500	$(875,000)
Dunkin’ Brands Group, Inc., $55.00, 9/18/15	1,000	(220,000)
Dunkin’ Brands Group, Inc., $60.00, 9/18/15	1000	(55,000)
Maxim Integrated Products, Inc., $40.00, 11/20/15	1,600	(64,000)
Time Warner Cable, Inc., $190.00, 1/15/16	1,225	(453,250)

	5,325	$(1,667,250)

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Short Sales — Sterling Capital Long/Short Equity Fund enters into short sale transactions in which it sells a security it may not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as service fees on securities sold short in the Statements of Operations. The Fund maintains a segregated account of deposits of cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended June 30, 2015 is as follows:

	Shares Held at September 30, 2014	Shares Purchased	Shares Sold	Shares Held at June 30, 2015	Value at June 30, 2015
Sterling Capital Diversified Income Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	—	379,037	379,037	—	$—
Sterling Capital Corporate Fund, Institutional Shares	—	223,938	—	223,938	2,275,209
Sterling Capital Equity Income Fund, Institutional Shares	194,874	13,377	208,251	—	—
Sterling Capital Long/Short Equity Fund, Institutional Shares	—	114,547	114,547	—	—
Sterling Capital Securitized Opportunities Fund, Institutional Shares	—	229,103	—	229,103	2,277,285
Sterling Capital Special Opportunities Fund, Institutional Shares	154,500	13,794	168,294	—	—
Sterling Capital Total Return Bond Fund, Institutional Shares	1,027,740	43,465	1,071,205	—	—

Total Affiliates	1,377,114	1,017,261	1,941,334	453,041	$4,552,494

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	—	1,161,600	141,107	1,020,493	$10,419,236
Sterling Capital Equity Income Fund, Institutional Shares	602,678	28,627	356,926	274,379	5,218,697
Sterling Capital Long/Short Equity Fund, Institutional Shares	—	390,948	13,392	377,556	3,809,545
Sterling Capital Special Opportunities Fund, Institutional Shares	477,790	34,828	297,990	214,628	5,318,489
Sterling Capital Total Return Bond Fund, Institutional Shares	1,388,302	121,076	291,874	1,217,504	12,844,672

Total Affiliates	2,468,770	1,737,079	1,101,289	3,104,560	$37,610,639

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	—	1,025,954	107,240	918,714	$9,380,071
Sterling Capital Equity Income Fund, Institutional Shares	533,434	9,891	296,292	247,033	4,698,577
Sterling Capital Long/Short Equity Fund, Institutional Shares	—	333,241	8,059	325,182	3,281,089
Sterling Capital Special Opportunities Fund, Institutional Shares	422,929	18,532	248,217	193,244	4,788,590
Sterling Capital Total Return Bond Fund, Institutional Shares	595,007	67,090	212,039	450,058	4,748,116

Total Affiliates	1,551,370	1,454,708	871,847	2,134,231	$26,896,443

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

5.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2014, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Behavioral Large Cap Value Equity Fund	$—	$—	$29,095,125	2017
Sterling Capital Behavioral Large Cap Value Equity Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	9,531,273	2017
Sterling Capital Behavioral Small Cap Value Equity Fund	—	—	900,225	2016
Sterling Capital Behavioral Small Cap Value Equity Fund	—	—	2,655,981	2017
Sterling Capital Ultra Short Bond Fund	43,774	30,675	—	—
Sterling Capital Short Duration Bond Fund	917,864	932,185	—	—
Sterling Capital Short Duration Bond Fund	—	—	3,940,976	2015
Sterling Capital Short Duration Bond Fund	—	—	160,380	2016
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	—	—	6,852,937	2016
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Total Return Bond Fund	2,987,377	371,984	—	—
Sterling Capital Securitized Opportunities Fund	1,425,099	261,397	—	—
Sterling Capital Diversified Income Fund	—	—	6,458,015	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,907,944	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	5,077,054	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019
* Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2015:

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2015 (Unaudited)

Qualified Late-Year Capital Losses
Sterling Capital Equity Income Fund	$2,760,315
Sterling Capital Intermediate U.S. Government Fund	246,427

At June 30, 2015, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$256,079,373	$35,552,835	$(9,942,626)	$25,610,209
Sterling Capital Mid Value Fund	635,939,417	174,824,829	(45,452,958)	129,371,871
Sterling Capital Behavioral Small Cap Value Equity Fund	123,822,070	17,183,222	(5,453,871)	11,729,351
Sterling Capital Special Opportunities Fund	684,334,472	270,395,458	(10,270,620)	260,124,838
Sterling Capital Equity Income Fund	1,376,653,659	379,917,445	(7,382,276)	372,535,169
Sterling Capital Long/Short Equity Fund	88,098,470	7,253,779	(11,000,930)	(3,747,151)
Sterling Capital Behavioral International Equity Fund	20,089,949	855,932	(696,324)	159,608
Sterling Capital Ultra Short Bond Fund	43,818,970	13,172	(338,873)	(325,701)
Sterling Capital Short Duration Bond Fund	92,772,998	134,940	(850,510)	(715,570)
Sterling Capital Intermediate U.S. Government Fund	34,694,831	731,974	(116,480)	615,494
Sterling Capital Total Return Bond Fund	686,988,184	8,430,030	(8,954,127)	(524,097)
Sterling Capital Corporate Fund	64,437,643	797,878	(612,348)	185,530
Sterling Capital Securitized Opportunities Fund	47,238,233	552,500	(222,857)	329,643
Sterling Capital Kentucky Intermediate Tax-Free Fund	13,935,193	715,810	(32,476)	683,334
Sterling Capital Maryland Intermediate Tax-Free Fund	35,538,782	1,124,694	(49,167)	1,075,527
Sterling Capital North Carolina Intermediate Tax-Free Fund	187,552,870	8,282,477	(520,778)	7,761,699
Sterling Capital South Carolina Intermediate Tax-Free Fund	71,815,827	2,112,482	(161,453)	1,951,029
Sterling Capital Virginia Intermediate Tax-Free Fund	112,152,250	4,582,711	(322,100)	4,260,611
Sterling Capital West Virginia Intermediate Tax-Free Fund	97,053,091	3,544,229	(116,628)	3,427,601
Sterling Capital Diversified Income Fund	46,560,373	11,871	(841,014)	(829,143)
Sterling Capital Strategic Allocation Balanced Fund	36,172,101	2,193,209	(52,860)	2,140,349
Sterling Capital Strategic Allocation Growth Fund	25,486,862	2,037,511	(158,505)	1,879,006

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	08/17/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	08/17/15

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	08/17/15